Registration Nos: 33-41559
811-6347

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /

      Pre-Effective Amendment No.                                          /   /

      Post-Effective Amendment No. 24                                      / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            / X /

      Amendment No. 27                                                     / X /


                             LIBERTY FUNDS TRUST VII
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service:                                                    Copy to:

Jean S. Loewenberg, Esquire                               John M. Loder, Esquire
Columbia Management Advisors, Inc.                                  Ropes & Gray
One Financial Center                                     One International Place
Boston, MA  02111                                         Boston, MA  02110-2624

                                                       Cameron S. Avery, Esquire
                                                          Bell, Boyd & Lloyd LLC
                                                   70 West Madison Street, #3300
                                                          Chicago, IL 60602-4207

It is proposed that this filing will become effective (check appropriate box):

/     /                 Immediately upon filing pursuant to paragraph (b).

/  X  /                 On May 1, 2003 pursuant to paragraph (b).

/     /                 60 days after filing pursuant to paragraph (a)(1).

/     /                 on (date) pursuant to paragraph (a)(1) of Rule 485.

/     /                 75 days after filing pursuant to paragraph (a)(2).

/     /                 on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /                 this post-effective amendment designates a new
                        effective date for a previously filed post-effective amendment.

  LIBERTY NEWPORT TIGER FUND                           Prospectus, May 1, 2003



CLASS A, B, C AND T SHARES


Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                             2
------------------------------------------------------
Investment Goal...................................   2
Principal Investment Strategies...................   2
Principal Investment Risks........................   2
Performance History...............................   4
Your Expenses.....................................   6

YOUR ACCOUNT                                         7
------------------------------------------------------
How to Buy Shares.................................   7
Sales Charges.....................................   8
How to Exchange Shares............................  12
How to Sell Shares................................  12
Fund Policy on Trading of Fund Shares.............  13
Distribution and Service Fees.....................  13
Other Information About Your Account..............  14

MANAGING THE FUND                                   16
------------------------------------------------------
Investment Advisor................................  16
Portfolio Managers................................  16

FINANCIAL HIGHLIGHTS                                17
------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                Not FDIC Insured
                                                                  May Lose Value
                                                               No Bank Guarantee

 THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in the Tiger countries of Asia. The countries or regions in which the Fund invests include Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, China and the Philippines. In selecting investments for the Fund, the advisor typically purchases stocks of quality growth companies.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


MANAGEMENT RISK means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.



GROWTH STOCKS are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the


----
2

 The Fund



amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to REGIONAL RISKS. Events in any one Tiger country may impact the other countries or the Asian region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.



MARKET TIMERS. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers are short-term investors who buy shares of the fund with the goal of selling the shares quickly for a profit. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to an increase in the Fund's NAV on the next pricing day. Market timing activity may be disruptive to Fund management, and negatively impact the investment returns of longer-term shareholders, since a market timer's profits are effectively paid directly out of the Fund's assets. Although the Fund attempts to discourage market timing activities, it may be unable to prevent all market timing.



Investment in EMERGING MARKETS is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

 The Fund


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class T shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and T shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


   UNDERSTANDING PERFORMANCE


    CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see "Your Account -- Sales Charges" below).



    Beginning in 2002, the Fund's benchmark was changed to Morgan Stanley Capital International All Country Asia Free ex Japan Index (MSCI AC Asia Free ex Japan Index), an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan. Previously, the Fund's returns were compared to the Morgan Stanley Capital International EAFE (GDP) Index (MSCI EAFE (GDP) Index), an unmanaged index that tracks the performance of equity securities of developed countries outside North America including Hong Kong and Singapore. The advisor believes that the MSCI AC Asia Free ex Japan Index, because of its greater emphasis on equity securities of companies located in countries in Asia, including all ten Tiger countries, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI AC Asia Free ex Japan Index, as well as the Fund's previous benchmark, the MSCI EAFE (GDP) Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


----
4

 The Fund


 CALENDAR YEAR TOTAL RETURNS (CLASS T)
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993   75.21%
1994  -11.96%
1995   16.28%
1996   11.24%
1997  -33.76%
1998  -11.87%
1999   73.49%
2000  -15.58%
2001  -16.39%
2002  -12.68%


For period shown in bar chart:                      Best quarter: 4th quarter 1998, +37.86%
                                                    Worst quarter: 2nd quarter 1998, -31.16%



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002


                                INCEPTION DATE      1 YEAR         5 YEARS      10 YEARS

Class A (%)                           4/1/95
  Return Before Taxes                                   -12.83          -1.39      2.05(1)
  Return After Taxes on
  Distributions                                         -12.98          -1.61      1.82(1)
  Return After Taxes on
  Distributions and Sale of
  Fund Shares                                            -7.87          -1.20      1.60(1)
----------------------------------------------------------------------------------------
Class B (%)                           4/1/95
  Return Before Taxes                                   -13.57          -2.16      1.44(1)
  Return After Taxes on
  Distributions                                         -13.57          -2.23      1.29(1)
  Return After Taxes on
  Distributions and Sale of
  Fund Shares                                            -8.33          -1.74      1.12(1)
----------------------------------------------------------------------------------------
Class C (%)                           4/1/95
  Return Before Taxes                                   -13.55          -2.18      1.44(1)
  Return After Taxes on
  Distributions                                         -13.55          -2.26      1.30(1)
  Return After Taxes on
  Distributions and Sale of
  Fund Shares                                            -8.32          -1.76      1.12(1)
----------------------------------------------------------------------------------------
Class T (%)                          5/31/89
 Return Before Taxes                                    -12.68          -1.18      2.22
 Return After Taxes on
 Distributions                                          -12.91          -1.45      1.95
 Return After Taxes on
 Distributions and Sale of
 Fund Shares                                             -7.78          -1.05      1.73
----------------------------------------------------------------------------------------
MSCI AC Asia Free ex Japan
Index (%)                                N/A             -8.33          -2.81      0.01
----------------------------------------------------------------------------------------
MSCI EAFE (GDP) Index (%)                N/A            -15.90          -1.71      5.27
----------------------------------------------------------------------------------------



(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (the oldest existing fund class) for periods prior to their inception of the newer classes of shares. Class T share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class T shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class T shares were initially offered on May 31, 1989, and Class A, Class B and Class C shares were initially offered on April 1, 1995. Class B share returns do not reflect Class A returns after conversion.


                                                                            ----

 The Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.


    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

    - Assumes Class B shares convert to Class A shares after eight years

 SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                 CLASS A     CLASS B     CLASS C     CLASS T

 Maximum sales charge (load)
 on purchases (%)
 (as a percentage of the
 offering price)                    5.75        0.00        0.00        5.75
------------------------------------------------------------------------------
 Maximum deferred sales charge
 (load) on redemptions (%)
 (as a percentage of the
 lesser of purchase price or
 redemption price)                  1.00(3)     5.00        1.00        1.00(3)
------------------------------------------------------------------------------
 Redemption fee (%)
 (as a percentage of amount
 redeemed, if applicable)         (4)         (4)         (4)         (4)


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3) This charge applies only to certain Class A and T shares bought without an initial sales charge that are sold within 18 months of purchase.
(4)  There is a $7.50 charge for wiring sale proceeds to your bank.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                 CLASS A     CLASS B     CLASS C     CLASS T

 Management and administration
 fee(5)(6) (%)                      1.05        1.05        1.05        1.05
------------------------------------------------------------------------------
 Distribution and service
 (12b-1) fees (%)                   0.25        1.00        1.00        0.00
------------------------------------------------------------------------------
 Other expenses (%)                 0.57        0.57        0.57        0.57
------------------------------------------------------------------------------
 Total annual fund operating
 expenses(6) (%)                    1.87        2.62        2.62        1.62



(5)  The Fund pays a management fee of 0.80% and an administration fee of 0.25%.
(6) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.55%. If this waiver were reflected in the table, the management and administration fees for each share class would be 0.98% and total annual fund operating expenses for Class A, B, C and T shares would be 1.80%, 2.55%, 2.55% and 1.55%, respectively. This arrangement may be modified or terminated by the advisor or administrator at any time.




 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS

 Class A                                                 $754   $1,129   $1,528    $2,639
------------------------------------------------------------------------------------------
 Class B:     did not sell your shares                   $265   $  814   $1,390    $2,772
              sold all your shares at the end of the
              period                                     $765   $1,114   $1,590    $2,772
------------------------------------------------------------------------------------------
 Class C:     did not sell your shares                   $265   $  814   $1,390    $2,954
              sold all your shares at the end of the
              period                                     $365   $  814   $1,390    $2,954
------------------------------------------------------------------------------------------
 Class T                                                 $730   $1,057   $1,406    $2,386


----
6

 YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


   INVESTMENT MINIMUMS

       Initial Investment...............................  $1,000
       Subsequent Investments...........................  $ 250
       Automatic Investment Plan*.......................  $  50
       Retirement Plans*................................  $  25


      *    The initial investment minimum of $1,000 is waived on these plans.

    The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        Your financial advisor can help you establish your
 financial advisor                   account and buy Fund shares on your behalf. To
                                     receive the current trading day's price, your
                                     financial advisor must receive your request prior
                                     to the close of regular trading on the New York
                                     Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                                     time. Your financial advisor may charge you fees
                                     for executing the purchase for you.
---------------------------------------------------------------------------------------
 By check                            For new accounts, send a completed application and
 (new account)                       check made payable to the Fund to the transfer
                                     agent, Liberty Funds Services, Inc., P.O. Box
                                     8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
 By check                            For existing accounts, fill out and return the
 (existing account)                  additional investment stub included in your
                                     account statement, or send a letter of instruction
                                     including your Fund name and account number with a
                                     check made payable to the Fund to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may acquire shares
                                     of the Fund for your account by exchanging shares
                                     you own in one fund for shares of the same class
                                     of the Fund at no additional cost. There may be an
                                     additional charge if exchanging from a money
                                     market fund. To exchange by telephone, call
                                     1-800-422-3737.
---------------------------------------------------------------------------------------
 By wire                             You may purchase shares of the Fund by wiring
                                     money from your bank account to your Fund account.
                                     To wire funds to your Fund account, call
                                     1-800-422-3737 to obtain a control number and the
                                     wiring instructions.
---------------------------------------------------------------------------------------
 By electronic funds                 You may purchase shares of the Fund by
 transfer                            electronically transferring money from your bank
                                     account to your Fund account by calling
                                     1-800-422-3737. An electronic funds transfer may
                                     take up to two business days to settle and be
                                     considered in "good form." You must set up this
                                     feature prior to your telephone request. Be sure
                                     to complete the appropriate section of the
                                     application.
---------------------------------------------------------------------------------------
 Automatic investment                You may make monthly or quarterly investments
 plan                                automatically from your bank account to your Fund
                                     account. You may select a pre-authorized amount to
                                     be sent via electronic funds transfer. Be sure to
                                     complete the appropriate section of the
                                     application for this feature.
---------------------------------------------------------------------------------------
 Automated dollar                    You may purchase shares of the Fund for your
 cost averaging                      account by exchanging $100 or more each month from
                                     another fund for shares of the same class of the
                                     Fund at no additional cost. You must have a
                                     current balance of at least $5,000 in the fund the
                                     money is coming from. Exchanges will continue so
                                     long as your fund balance is sufficient to
                                     complete the transfers. You may terminate your
                                     program or change the amount of the exchange
                                     (subject to the $100 minimum) by calling
                                     1-800-422-3737. Be sure to complete the
                                     appropriate section of the account application for
                                     this feature.
---------------------------------------------------------------------------------------
 By dividend                         You may automatically invest dividends distributed
 diversification                     by another fund into the same class of shares of
                                     the Fund at no additional sales charge. To invest
                                     your dividends in the Fund, call 1-800-345-6611.


                                                                            ----

 Your Account


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the Statement of Additional Information.


   CHOOSING A SHARE CLASS



    The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and T. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more can be made only in Class A or Class T shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.


    The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


CLASS A SHARES Your purchases of Class A shares are at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the tables below.


 CLASS A SALES CHARGES


                                     AS A % OF THE PUBLIC  AS A % OF YOUR  % OF OFFERING PRICE RETAINED
AMOUNT INVESTED                         OFFERING PRICE       INVESTMENT        BY FINANCIAL ADVISOR

 Less than $50,000                               5.75             6.10                       5.00
-------------------------------------------------------------------------------------------------------
 $50,000 to less than $100,000                   4.50             4.71                       3.75
-------------------------------------------------------------------------------------------------------
 $100,000 to less than $250,000                  3.50             3.63                       2.75
-------------------------------------------------------------------------------------------------------
 $250,000 to less than $500,000                  2.50             2.56                       2.00
-------------------------------------------------------------------------------------------------------
 $500,000 or more                                2.00             2.04                       1.75



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


 PURCHASES OVER $1 MILLION


AMOUNT PURCHASED           COMMISSION %

 Less than $3 million            1.00
---------------------------------------
 $3 million to less than
 $5 million                      0.80
---------------------------------------
 $5 million to less than
 $25 million                     0.50
---------------------------------------
 $25 million or more             0.25


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

----
8

 Your Account


   UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


    Certain investments in Class B, C and T shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through RIGHTS OF ACCUMULATION. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a STATEMENT OF INTENT within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor an up-front commission on sales of Class B shares as described in the charts below.


                                                                            ----

 Your Account


PURCHASES OF LESS THAN $250,000:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                5.00
--------------------------------------------------------------
 Through second year                               4.00
--------------------------------------------------------------
 Through third year                                3.00
--------------------------------------------------------------
 Through fourth year                               3.00
--------------------------------------------------------------
 Through fifth year                                2.00
--------------------------------------------------------------
 Through sixth year                                1.00
--------------------------------------------------------------
 Longer than six years                             0.00

Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor who participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, RIGHTS OF ACCUMULATION apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                3.00
--------------------------------------------------------------
 Through second year                               2.00
--------------------------------------------------------------
 Through third year                                1.00
--------------------------------------------------------------
 Longer than three years                           0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

 CLASS B SALES CHARGES


HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                3.00
--------------------------------------------------------------
 Through second year                               2.00
--------------------------------------------------------------
 Through third year                                1.00
--------------------------------------------------------------
 Longer than three years                           0.00


Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to


----
10

 Your Account



the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor who does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


 CLASS C SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                1.00
--------------------------------------------------------------
 Longer than one year                              0.00

CLASS T SHARES Class T shares may be purchased only by shareholders of the predecessor Newport Fund as of March 24, 1995, who paid a sales charge when they purchased their shares of the Fund and who continue to hold Class T shares at the time of purchase. Class T shares are offered at the public offering price as follows:

 CLASS T SALES CHARGES


                                     AS A % OF THE PUBLIC  AS A % OF YOUR  % OF OFFERING PRICE RETAINED
AMOUNT INVESTED                         OFFERING PRICE       INVESTMENT        BY FINANCIAL ADVISOR

 Less than $50,000                               5.75             6.10                       5.00
-------------------------------------------------------------------------------------------------------
 $50,000 to less than $100,000                   4.50             4.71                       3.75
-------------------------------------------------------------------------------------------------------
 $100,000 to less than $250,000                  3.50             3.63                       2.75
-------------------------------------------------------------------------------------------------------
 $250,000 to less than $500,000                  2.50             2.56                       2.00
-------------------------------------------------------------------------------------------------------
 $500,000 to less than $1,000,000                2.00             2.04                       1.75
-------------------------------------------------------------------------------------------------------
 $1,000,000 or more                              0.00             0.00                       0.00


For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor, as follows:

 PURCHASES OVER $1 MILLION

AMOUNT PURCHASED           COMMISSION %

 First $3 million                1.00
---------------------------------------
 $3 million to less than
 $5 million                      0.80
---------------------------------------
 $5 million to less than
 $25 million                     0.50
---------------------------------------
 $25 million or more             0.25

The commission to financial advisors for Class T purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent
Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

                                                                            ----

 Your Account


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


If you acquired Class A shares of the Fund by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
12

 Your Account


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        You may call your financial advisor to place your
 financial advisor                   sell order. To receive the current trading day's
                                     price, your financial advisor must receive your
                                     request prior to the close of regular trading on
                                     the NYSE, usually 4:00 p.m. Eastern time. Your
                                     financial advisor may charge you fees for
                                     executing a redemption for you.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may sell shares of
                                     the Fund by exchanging from the Fund into the same
                                     share class of another fund distributed by Liberty
                                     Funds Distributor, Inc. at no additional cost. To
                                     exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
 By telephone                        You or your financial advisor may sell shares of
                                     the Fund by telephone and request that a check be
                                     sent to your address of record by calling
                                     1-800-422-3737, unless you have notified the Fund
                                     of an address change within the previous 30 days.
                                     The dollar limit for telephone sales is $100,000
                                     in a 30-day period. You do not need to set up this
                                     feature in advance of your call. Certain
                                     restrictions apply to retirement accounts. For
                                     details, call 1-800-345-6611.
---------------------------------------------------------------------------------------
 By mail                             You may send a signed letter of instruction or
                                     stock power form along with any share certificates
                                     to be sold to the address below. In your letter of
                                     instruction, note the Fund's name, share class,
                                     account number, and the dollar value or number of
                                     shares you wish to sell. All account owners must
                                     sign the letter, and signatures must be guaranteed
                                     by either a bank, a member firm of a national
                                     stock exchange or another eligible guarantor
                                     institution. Additional documentation is required
                                     for sales by corporations, agents, fiduciaries,
                                     surviving joint owners and individual retirement
                                     account owners. For details, call 1-800-345-6611.

                                     Mail your letter of instruction to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By wire                             You may sell shares of the Fund and request that
                                     the proceeds be wired to your bank. You must set
                                     up this feature prior to your telephone request.
                                     Be sure to complete the appropriate section of the
                                     account application for this feature.
---------------------------------------------------------------------------------------
 By systematic                       You may automatically sell a specified dollar
 withdrawal plan                     amount or percentage of your account on a monthly,
                                     quarterly or semi-annual basis and have the
                                     proceeds sent to you if your account balance is at
                                     least $5,000. All dividend and capital gains
                                     distributions must be reinvested. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By electronic funds                 You may sell shares of the Fund and request that
 transfer                            the proceeds be electronically transferred to your
                                     bank. Proceeds may take up to two business days to
                                     be received by your bank. You must set up this
                                     feature prior to your request. Be sure to complete
                                     the appropriate section of the account application
                                     for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares. Class T shares are not subject to distribution and service fees.


                                                                            ----

 Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting WWW.LIBERTYFUNDS.COM.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

 TYPES OF DISTRIBUTIONS

 Dividends       Represents interest and dividends earned from
                 securities held by the Fund, net of expenses
                 incurred by the Fund.
-------------------------------------------------------------------
 Capital gains   Represents net long-term capital gains on sales of
                 securities held for more than 12 months and net
                 short-term capital gains, which are gains on sales
                 of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

   UNDERSTANDING FUND DISTRIBUTIONS


    The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


----
14

 Your Account


 DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares
 of your current fund
---------------------------------------------------------
 Reinvest all distributions in shares of another
 fund
---------------------------------------------------------
 Receive dividends in cash (see options below) and
 reinvest capital gains
---------------------------------------------------------
 Receive all distributions in cash (with one of
 the following options):

    -   send the check to your address of record
    -   send the check to a third party address
    -   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


                                                                            ----

 MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (the "Advisor"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. The investment advisor is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. Columbia runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. The Advisor is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston. The Advisor, a registered investment advisor, has been an investment advisor since 1969. As of February 28, 2003, the Advisor, and its affiliates managed over $143 billion in assets.



On April 1, 2003, several advisory subsidiaries of Columbia, including Newport Pacific Management, Inc. ("NPMI"), merged into the Advisor (which previously had been known as Columbia Management Company). Before April 1, 2003, Newport Fund Management, Inc. ("Newport"), a subsidiary of NPMI and a registered investment advisor, was the investment advisor to the Fund. Immediately prior to the above-mentioned merger and also on April 1, 2003, Newport merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the investment advisor to the Fund.



For the 2002 fiscal year, the Fund paid Newport aggregate advisory fees that amounted to 0.80% of average daily net assets of the Fund.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

CHRISTOPHER LEGALLET, chief investment officer -- international equities, of the Advisor, is co-manager for the Fund and has managed or co-managed the Fund since October 1998. He also manages the Liberty Newport Greater China Fund and co-manages the Liberty Newport Asia Pacific Fund. He has been affiliated with the Advisor since 1997. Prior to his affiliation with the Advisor, Mr. Legallet was a managing director of Jupiter Tyndall (Asia) Ltd. in Hong Kong serving as lead manager for investment in Asia.



ERIC ROBERT LEWIS SANDLUND, senior equity portfolio manager of the Advisor, is co-manager of the Fund and has served in that capacity since August 2002. Prior to joining the Advisor, he was managing director and chief investment officer of Merrill Lynch Investment Managers (Asia Pacific) in Singapore from January 2000 to June 2002. Prior to joining Merrill Lynch, he was a regional managing director and chief investment officer of Prudential Portfolio Managers (Asia) Ltd. in Hong Kong from 1994 to 1999.


----
16

 FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


 THE FUND


                                                      YEAR ENDED DECEMBER 31,
                                           2002       2001       2000     1999     1998
                                          Class A    Class A    Class A  Class A  Class A
                                          -------    -------    -------  -------  -------

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    9.38      11.34      13.47     7.78      9.02
-----------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
  Net investment income(a)                  0.05       0.08       0.01     0.09      0.14
  Net realized and unrealized gain
  (loss) on investments
  and foreign currency translations        (1.25)     (1.95)     (2.14)    5.60     (1.23)
-----------------------------------------------------------------------------------------
  Total from Investment Operations         (1.20)     (1.87)     (2.13)    5.69     (1.09)
-----------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
  From net investment income               (0.04)     (0.09)        --       --     (0.15)
-----------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                          8.14       9.38      11.34    13.47      7.78
-----------------------------------------------------------------------------------------
 TOTAL RETURN (%)(b)                      (12.83)(c) (16.55)(c) (15.81)   73.14    (12.08)
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Operating expenses(d)                     1.80       1.80       1.71     1.77      1.78
  Interest expense                          0.01         --(e)      --       --        --
  Expenses(d)                               1.81       1.80       1.71     1.77      1.78
  Net investment income(d)                  0.54       0.75       0.07     0.97      2.02
  Waiver/reimbursement                      0.07         --(e)      --       --        --
 Portfolio turnover rate (%)                  25         12         25       14        15
 Net assets, end of period (000's) ($)    108,240    178,145    321,671  403,082  250,089



(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Rounds to less than 0.01%.



                                                                            ----

 Financial Highlights


 THE FUND


                                                      YEAR ENDED DECEMBER 31,
                                           2002       2001       2000     1999     1998
                                          Class B    Class B    Class B  Class B  Class B
                                          -------    -------    -------  -------  -------

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    9.14      11.05      13.23     7.70      8.92
-----------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
  Net investment income (loss)(a)          (0.02)        --(b)   (0.08)    0.02      0.09
  Net realized and unrealized gain
  (loss) on investments
  and foreign currency translations        (1.22)     (1.89)     (2.10)    5.51     (1.23)
-----------------------------------------------------------------------------------------
  Total from Investment Operations         (1.24)     (1.89)     (2.18)    5.53     (1.14)
-----------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
  From net investment income                  --      (0.02)        --       --     (0.08)
-----------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                          7.90       9.14      11.05    13.23      7.70
-----------------------------------------------------------------------------------------
 TOTAL RETURN (%)(c)                      (13.57)(d) (17.12)(d) (16.48)   71.82    (12.77)
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Operating expenses(e)                     2.55       2.55       2.46     2.52      2.53
  Interest expense                          0.01         --(f)      --       --        --
  Expenses(e)                               2.56       2.55       2.46     2.52      2.53
  Net investment income (loss)(e)          (0.21)        --(f)   (0.68)    0.22      1.27
  Waiver/reimbursement                      0.07         --(f)      --       --        --
 Portfolio turnover rate (%)                  25         12         25       14        15
 Net assets, end of period (000's) ($)    112,942    164,354    265,219  407,179  280,163



(a) Per share data was calculated using average shares outstanding during the period.
(b)  Rounds to less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Rounds to less than 0.01%.



----
18

 Financial Highlights


 THE FUND


                                                      YEAR ENDED DECEMBER 31,
                                           2002       2001       2000     1999     1998
                                          Class C    Class C    Class C  Class C  Class C
                                          -------    -------    -------  -------  -------

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    9.15      11.07      13.25     7.71     8.94
-----------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
  Net investment income (loss)(a)          (0.02)        --(b)   (0.08)    0.02     0.09
  Net realized and unrealized gain
  (loss) on investments
  and foreign currency translations        (1.22)     (1.90)     (2.10)    5.52    (1.24)
-----------------------------------------------------------------------------------------
  Total from Investment Operations         (1.24)     (1.90)     (2.18)    5.54    (1.15)
-----------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
  From net investment income                  --      (0.02)        --       --    (0.08)
-----------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                          7.91       9.15      11.07    13.25     7.71
-----------------------------------------------------------------------------------------
 TOTAL RETURN (%)(c)                      (13.55)(d) (17.18)(d) (16.45)   71.85   (12.89)
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Operating expenses(e)                     2.55       2.55       2.46     2.52     2.53
  Interest expense                          0.01         --(f)      --       --       --
  Expenses(e)                               2.56       2.55       2.46     2.52     2.53
  Net investment income (loss)(e)          (0.21)        --(f)   (0.68)    0.22     1.27
  Waiver/reimbursement                      0.07         --(f)      --       --       --
 Portfolio turnover rate (%)                  25         12         25       14       15
 Net assets, end of period (000's) ($)    19,866     28,036     42,897   73,038   48,316



(a) Per share data was calculated using average shares outstanding during the period.
(b)  Rounds to less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Rounds to less than 0.01%.



                                                                            ----

 Financial Highlights


 THE FUND


                                                      YEAR ENDED DECEMBER 31,
                                           2002       2001       2000     1999     1998
                                          Class T    Class T    Class T  Class T  Class T
                                          -------    -------    -------  -------  -------

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    9.41      11.38      13.48     7.77     9.01
-----------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
  Net investment income(a)                  0.08       0.10       0.04     0.12     0.16
  Net realized and unrealized gain
  (loss) on investments
  and foreign currency translations        (1.27)     (1.96)     (2.14)    5.59    (1.23)
-----------------------------------------------------------------------------------------
  Total from Investment Operations         (1.19)     (1.86)     (2.10)    5.71    (1.07)
-----------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
  From net investment income               (0.06)     (0.11)        --       --    (0.17)
-----------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                          8.16       9.41      11.38    13.48     7.77
-----------------------------------------------------------------------------------------
 TOTAL RETURN (%)(b)                      (12.68)(c) (16.39)(c) (15.58)   73.49   (11.87)
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Operating expenses(d)                     1.55       1.55       1.46     1.52     1.53
  Interest expense                          0.01         --(e)      --       --       --
  Expenses(d)                               1.56       1.55       1.46     1.52     1.53
  Net investment income(d)                  0.79       1.00       0.32     1.22     2.27
  Waiver/reimbursement                      0.07         --(e)      --       --       --
 Portfolio turnover rate (%)                  25         12         25       14       15
 Net assets, end of period (000's) ($)    24,180     31,782     46,733   69,503   51,526



(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Rounds to less than 0.01%.



----
20

 NOTES

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                                                                              21

 Liberty Newport Tiger Fund

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22

 Liberty Newport Tiger Fund

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                                                                              23

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust VII: 811-6347

-  Liberty Newport Tiger Fund

--------------------------------------------------------------------------------

[LOGO]

                                                                732-01/717N-0403

  LIBERTY NEWPORT TIGER FUND                           Prospectus, May 1, 2003



Class Z Shares


Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                             2
------------------------------------------------------
Investment Goal...................................   2
Principal Investment Strategies...................   2
Principal Investment Risks........................   2
Performance History...............................   3
Your Expenses.....................................   4

YOUR ACCOUNT                                         6
------------------------------------------------------
How to Buy Shares.................................   6
Eligible Investors................................   7
Sales Charges.....................................   8
How to Exchange Shares............................   8
How to Sell Shares................................   8
Fund Policy on Trading of Fund Shares.............   9
Other Information About Your Account..............  10

MANAGING THE FUND                                   12
------------------------------------------------------
Investment Advisor................................  12
Portfolio Managers................................  12

FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.
Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                Not FDIC Insured
                                                                  May Lose Value
                                                               No Bank Guarantee

 The Fund

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in the Tiger countries of Asia. The countries or regions in which the Fund invests include Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, China and the Philippines. In selecting investments for the Fund, the advisor typically purchases stocks of quality growth companies.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


MANAGEMENT RISK means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.



GROWTH STOCKS are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage


----
2

 The Fund



commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to REGIONAL RISKS. Events in any one Tiger country may impact the other countries or the Asian region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.



MARKET TIMERS. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers are short-term investors who buy shares of the fund with the goal of selling the shares quickly for a profit. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to an increase in the Fund's NAV on the next pricing day. Market timing activity may be disruptive to Fund management, and negatively impact the investment returns of longer-term shareholders, since a market timer's profits are effectively paid directly out of the Fund's assets. Although the Fund attempts to discourage market timing activities, it may be unable to prevent all market timing.



Investment in EMERGING MARKETS is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                            ----

 The Fund


   UNDERSTANDING PERFORMANCE


    Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.



    Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.



    Beginning in 2002, the Fund's benchmark was changed to Morgan Stanley Capital International All Country Asia Free ex Japan Index (MSCI AC Asia Free ex Japan Index), an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan. Previously, the Fund's returns were compared to the Morgan Stanley Capital International EAFE (GDP) Index (MSCI EAFE (GDP) Index), an unmanaged index that tracks the performance of equity securities of developed countries outside North America including Hong Kong and Singapore. The advisor believes that the MSCI AC Asia Free ex Japan Index, because of its greater emphasis on equity securities of companies located in countries in Asia, including all ten Tiger countries, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI AC Asia Free ex Japan Index, as well as the Fund's previous benchmark, the MSCI EAFE (GDP) Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.



 Calendar Year Total Returns (Class Z)

     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993   75.21%
1994  -11.96%
1995   16.28%
1996   11.24%
1997  -33.76%
1998  -12.09%
1999   73.68%
2000  -15.68%
2001  -16.43%
2002  -12.61%


For period shown in bar chart:                      Best quarter: 4th quarter 1998, +37.75%
                                                    Worst quarter: 2nd quarter 1998, -31.19%



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



 Average Annual Total Returns -- for periods ended December 31, 2002(1)



                                            Inception
                                               Date           1 Year         5 Years      10 Years

 Class Z (%)                                    5/31/89
  Return Before Taxes                                             -12.61          -1.23       2.19
  Return After Taxes on Distributions                             -12.85          -1.50       1.93
  Return After Taxes on Distributions
  and Sale of Fund Shares                                          -7.74          -1.09       1.71
--------------------------------------------------------------------------------------------------
MSCI AC Asia Free ex Japan Index(%)                 N/A            -8.33          -2.81       0.01
--------------------------------------------------------------------------------------------------
MSCI EAFE (GDP) Index (%)                           N/A           -15.90          -1.71       5.27
--------------------------------------------------------------------------------------------------


(1)  The Fund was initially offered on May 31, 1989.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

----
4

 The Fund


   UNDERSTANDING EXPENSES

    Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

    Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

 Shareholder Fees(2) (paid directly from your investment)


 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)       0.00
-----------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase
 price or redemption price)                    0.00
-----------------------------------------------------
 Redemption fee (%)(3)
 (as a percentage of amount redeemed, if
 applicable)                                   2.00(4)



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3)  There is a $7.50 charge for wiring sale proceeds to your bank.
(4) A 2.00% redemption fee, retained by the Fund, is imposed only on certain redemptions of Class Z shares held for 60 days or less.



 Annual Fund Operating Expenses (deducted directly from Fund assets)


 Management and administration fee(4)(5)
 (%)                                           1.05
---------------------------------------------------
 Distribution and service (12b-1) fees (%)     0.00
---------------------------------------------------
 Other expenses (%)                            0.57
---------------------------------------------------
 Total annual fund operating expenses(5)
 (%)                                           1.62



(4)  The Fund pays a management fee of 0.80% and an administration fee of 0.25%.
(5) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.55%. If this waiver were reflected in the table, the management and administration fees for Class Z shares would be 0.98% and total annual fund operating expenses for Class Z shares would be 1.55%. This arrangement may be modified or terminated by the advisor or administrator at any time.




 Example Expenses (your actual costs may be higher or lower)


1 Year  3 Years  5 Years  10 Years

 $165    $511     $881     $1,922


                                                                            ----

 Your Account

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


 Outlined below are the various options for buying shares:


Method                                                  Instructions

 Through your                        Your financial advisor can help you establish your
 financial advisor                   account and buy Fund shares on your behalf. To
                                     receive the current trading day's price, your
                                     financial advisor must receive your request prior
                                     to the close of regular trading on the New York
                                     Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                                     time. Your financial advisor may charge you fees
                                     for executing the purchase for you.
---------------------------------------------------------------------------------------
 By check                            For new accounts, send a completed application and
 (new account)                       check made payable to the Fund to the transfer
                                     agent, Liberty Funds Services, Inc., P.O. Box
                                     8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
 By check                            For existing accounts, fill out and return the
 (existing account)                  additional investment stub included in your
                                     account statement, or send a letter of instruction
                                     including your Fund name and account number with a
                                     check made payable to the Fund to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may acquire shares
                                     of the Fund for your account by exchanging shares
                                     you own in one fund for shares of the same class
                                     or Class A of the Fund at no additional cost.
                                     There may be an additional charge if exchanging
                                     from a money market fund. To exchange by
                                     telephone, call 1-800-338-2550.
---------------------------------------------------------------------------------------
 By wire                             You may purchase shares of the Fund by wiring
                                     money from your bank account to your Fund account.
                                     To wire funds to your Fund account, call
                                     1-800-338-2550 to obtain a control number and the
                                     wiring instructions.
---------------------------------------------------------------------------------------
 By electronic funds                 You may purchase shares of the Fund by
 transfer                            electronically transferring money from your bank
                                     account to your Fund account by calling
                                     1-800-338-2550. An electronic funds transfer may
                                     take up to two business days to settle and be
                                     considered in "good form." You must set up this
                                     feature prior to your telephone request. Be sure
                                     to complete the appropriate section of the
                                     application.
---------------------------------------------------------------------------------------
 Automatic investment                You may make monthly or quarterly investments
 plan                                automatically from your bank account to your Fund
                                     account. You may select a pre-authorized amount to
                                     be sent via electronic funds transfer. Be sure to
                                     complete the appropriate section of the
                                     application for this feature.
---------------------------------------------------------------------------------------
 Automated dollar                    You may purchase shares of the Fund for your
 cost averaging                      account by exchanging $100 or more each month from
                                     another fund for shares of the same class of the
                                     Fund at no additional cost. You must have a
                                     current balance of at least $5,000 in the fund the
                                     money is coming from. Exchanges will continue so
                                     long as your fund balance is sufficient to
                                     complete the transfers. You may terminate your
                                     program or change the amount of the exchange
                                     (subject to the $100 minimum) by calling
                                     1-800-338-2550. Be sure to complete the
                                     appropriate section of the account application for
                                     this feature.
---------------------------------------------------------------------------------------
 By dividend                         You may automatically invest dividends distributed
 diversification                     by another fund into the same class of shares of
                                     the Fund at no additional sales charge. To invest
                                     your dividends in the Fund, call 1-800-338-2550.


----
6

 Your Account



ELIGIBLE INVESTORS

--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment



    - any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (distributor) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;



    - any trustee or director (or family member) of any fund distributed by the distributor; and



    - any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.



$100,000 minimum initial investment



    - clients of broker-dealers or registered investment advisors that both recommend the purchase of fund shares and charge clients an asset-based fee; and



    - any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.



No minimum initial investment



    - any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);



    - a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;



    - investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and



    - any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.



The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                            ----

 Your Account


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

   CHOOSING A SHARE CLASS

    The Fund offers one class of shares in this prospectus -- Class Z.


    The Fund also offers four additional classes of shares -- Class A, B, C and T shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
8

 Your Account


 Outlined below are the various options for selling shares:


Method                                                  Instructions

 Through your                        You may call your financial advisor to place your
 financial advisor                   sell order. To receive the current trading day's
                                     price, your financial advisor must receive your
                                     request prior to the close of regular trading on
                                     the NYSE, usually 4:00 p.m. Eastern time. Your
                                     financial advisor may charge you fees for
                                     executing a redemption for you.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may sell shares of
                                     the Fund by exchanging from the Fund into Class Z
                                     shares or Class A shares of another fund
                                     distributed by Liberty Funds Distributor, Inc. at
                                     no additional cost. To exchange by telephone, call
                                     1-800-338-2550.
---------------------------------------------------------------------------------------
 By telephone                        You or your financial advisor may sell shares of
                                     the Fund by telephone and request that a check be
                                     sent to your address of record by calling
                                     1-800-338-2550, unless you have notified the Fund
                                     of an address change within the previous 30 days.
                                     The dollar limit for telephone sales is $100,000
                                     in a 30-day period. You do not need to set up this
                                     feature in advance of your call. Certain
                                     restrictions apply to retirement accounts. For
                                     details, call 1-800-338-2550.
---------------------------------------------------------------------------------------
 By mail                             You may send a signed letter of instruction to the
                                     address below. In your letter of instruction, note
                                     the Fund's name, share class, account number, and
                                     the dollar value or number of shares you wish to
                                     sell. All account owners must sign the letter, and
                                     signatures must be guaranteed by either a bank, a
                                     member firm of a national stock exchange or
                                     another eligible guarantor institution. Additional
                                     documentation is required for sales by
                                     corporations, agents, fiduciaries, surviving joint
                                     owners and individual retirement account owners.
                                     For details, call 1-800-338-2550.
                                     Mail your letter of instruction to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By wire                             You may sell shares of the Fund and request that
                                     the proceeds be wired to your bank. You must set
                                     up this feature prior to your telephone request.
                                     Be sure to complete the appropriate section of the
                                     account application for this feature.
---------------------------------------------------------------------------------------
 By systematic                       You may automatically sell a specified dollar
 withdrawal plan                     amount or percentage of your account on a monthly,
                                     quarterly or semi-annual basis and have the
                                     proceeds sent to you if your account balance is at
                                     least $5,000. All dividend and capital gains
                                     distributions must be reinvested. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By electronic funds                 You may sell shares of the Fund and request that
 transfer                            the proceeds be electronically transferred to your
                                     bank. Proceeds may take up to two business days to
                                     be received by your bank. You must set up this
                                     feature prior to your request. Be sure to complete
                                     the appropriate section of the account application
                                     for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.



A redemption fee of 2.00% of redemption proceeds will be imposed on redemptions (including redemptions by exchange) of Class Z shares of the Fund that were owned for 60 days or less. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover the costs of short-term investments to the Fund and its long-term shareholders. The redemption fee will not apply to (i) shares purchased through reinvestment of dividends and distributions; (ii) shares redeemed by exchange into another fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee or
(iii) shares held for any client of Fleet National Bank (Fleet) or one of its subsidiaries through a discretionary asset management arrangement with Fleet or the subsidiary. In the case of 401(k) plans, the redemption fee is applied at the participant level or, for plans that are unable to apply the redemption fee at the participant level, the plan level. The redemption fee will be applied assuming that shares held the longest are redeemed first. Shares purchased prior to February 10, 2003 are not subject to the redemption fee. The Fund, in its sole discretion, may temporarily waive the redemption fee for 401(k) plans that are in the process of liquidating their Fund investments or adding the Fund as an investment option.


                                                                            ----

 Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting WWW.LIBERTYFUNDS.COM.


Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

 Dividends       Represents interest and dividends earned from
                 securities held by the Fund, net of expenses
                 incurred by the Fund.
-------------------------------------------------------------------
 Capital gains   Represents net long-term capital gains on sales of
                 securities held for more than 12 months and net
                 short-term capital gains, which are gains on sales
                 of securities held for a 12-month period or less.


Distribution Options The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-338-2550.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

   UNDERSTANDING FUND DISTRIBUTIONS


    The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


----
10

 Your Account


 Distribution Options

 Reinvest all distributions in additional shares
 of your current fund
---------------------------------------------------------
 Reinvest all distributions in shares of another
 fund
---------------------------------------------------------
 Receive dividends in cash (see options below) and
 reinvest capital gains
---------------------------------------------------------
 Receive all distributions in cash (with one of
 the following options):

    -   send the check to your address of record
    -   send the check to a third party address
    -   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


                                                                            ----

 Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (the "Advisor"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. The investment advisor is responsible for the Fund's management subject to oversight by the Fund's Board of Trustees. Columbia runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. The Advisor is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston. The Advisor, a registered investment advisor, has been an investment advisor since 1969. As of February 28, 2003, the Advisor and its affiliates managed over $143 billion in assets.



On April 1, 2003, several advisory subsidiaries of Columbia, including Newport Pacific Management, Inc. ("NPMI"), merged into the Advisor (which previously had been known as Columbia Management Company). Before April 1, 2003, Newport Fund Management, Inc. ("Newport"), a subsidiary of NPMI and a registered investment advisor, was the investment advisor to the Fund. Immediately prior to the above-mentioned merger and also on April 1, 2003, Newport merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the investment advisor to the Fund.



For the 2002 fiscal year, the Fund paid Newport aggregate advisory fees that amounted to 0.80% of average daily net assets of the Fund.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

Christopher Legallet, chief investment officer -- international equities, of the Advisor, is co-manager for the Fund and has managed or co-managed the Fund since October 1998. He also manages the Liberty Newport Greater China Fund and co-manages the Liberty Newport Asia Pacific Fund. He has been affiliated with the Advisor since 1997. Prior to his affiliation with the Advisor, Mr. Legallet was a managing director of Jupiter Tyndall (Asia) Ltd. in Hong Kong serving as lead manager for investment in Asia.



Eric Robert Lewis Sandlund, senior equity portfolio manager of the Advisor, is co-manager of the Fund and has served in that capacity since August 2002. Prior to joining the Advisor, he was managing director and chief investment officer of Merrill Lynch Investment Managers (Asia Pacific) in Singapore from January 2000 to June 2002. Prior to joining Merrill Lynch, he was a regional managing director and chief investment officer of Prudential Portfolio Managers (Asia) Ltd. in Hong Kong from 1994 to 1999.


----
12

 Financial Highlights



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


 The Fund


                                                    Year ended December 31,
                                           2002     2001     2000     1999     1998
                                          Class Z  Class Z  Class Z  Class Z  Class Z
                                          -------  -------  -------  -------  -------

 Net asset value --
 Beginning of period ($)                    9.38    11.35    13.46     7.75      9.01
-------------------------------------------------------------------------------------
 Income from Investment
 Operations ($):
  Net investment income(a)                  0.08     0.10     0.04     0.12      0.16
  Net realized and unrealized gain
  (loss) on investments on foreign
  currency translations                    (1.26)   (1.96)   (2.15)    5.59     (1.25)
-------------------------------------------------------------------------------------
  Total from Investment Operations         (1.18)   (1.86)   (2.11)    5.71     (1.09)
-------------------------------------------------------------------------------------
 Less Distributions Declared to
 Shareholders ($):
  From net investment income               (0.06)   (0.11)      --       --     (0.17)
-------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                          8.14     9.38    11.35    13.46      7.75
-------------------------------------------------------------------------------------
 Total return (%)(b)                      (12.61)(c) (16.43)(c) (15.68)  73.68  (12.09)
-------------------------------------------------------------------------------------
 Ratios to Average Net Assets (%):
  Operating expenses(d)                     1.55     1.55     1.46     1.52      1.53
  Interest expense                          0.01       --(e)     --      --        --
  Expenses(d)                               1.56     1.55     1.46     1.52      1.53
  Net investment income(d)                  0.79     1.00     0.32     1.22      2.27
  Waiver/reimbursement                      0.07       --(e)     --      --        --
 Portfolio turnover rate (%)                  25       12       25       14        15
 Net assets, end of period (000's) ($)    77,225   122,255  157,606  214,498  138,988



(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Rounds to less than 0.01%.



                                                                            ----
                                                                              13
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14

 Liberty Newport Tiger Fund

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
WWW.LIBERTYFUNDS.COM

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Funds Trust VII: 811-6347

-  Liberty Newport Tiger Fund

--------------------------------------------------------------------------------

[LOGO]

                                                                732-01/713N-0403

                           LIBERTY NEWPORT TIGER FUND

                       A SERIES OF LIBERTY FUNDS TRUST VII

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Newport Tiger Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated May 1, 2003. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated December 31, 2002. Investors may obtain a free copy of a Prospectus and the Annual Report from Liberty Funds Distributor, Inc.
(LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the December 31, 2002 Annual Report, are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

        PART 1                                                              PAGE


        Definitions                                                            b
        Organization and History                                               b
        Investment Goal and Policies                                           b
        Fundamental Investment Policies                                        b
        Other Investment Policies                                              c
        Fund Charges and Expenses                                              c
        Investment Performance                                                 j
        Custodian of the Fund                                                  l
        Independent Accountants of the Fund                                    l
        Management of the Fund                                                 l


        PART 2


        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II

732-16/714N-0403

                                     PART I
                           LIBERTY NEWPORT TIGER FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2003


DEFINITIONS


        "Trust"                 Liberty Funds Trust VII
        "Fund"                  Liberty Newport Tiger Fund
        "Advisor"               Columbia Management Advisors, Inc., the Fund's
                                investment advisor
        "Administrator"         Columbia Management Advisors, Inc., the Fund's
                                administrator
        "LFD"                   Liberty Funds Distributor, Inc., the Fund's
                                distributor
        "LFS"                   Liberty Funds Services, Inc., the Fund's
                                shareholder services and transfer agent


ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1986. The Fund, an open-end diversified management investment company, represents the entire interest in a separate series of the Trust. The Fund's Class A, B and C shares commenced investment operations on April 1, 1995, and the Fund's Class T and Z shares commenced investment operations on May 31, 1989.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this Statement of Additional Information for more information.

Effective April 1, 1999, the Trust changed its name from Colonial Trust VII to its current name. Effective April 30, 1998, the Fund changed its name from "Colonial Newport Tiger Fund" to Newport Tiger Fund. Effective July 14, 2000, the Fund changed its name from "Newport Tiger Fund" to its current name.

INVESTMENT GOAL AND POLICIES

The Fund's Prospectus describes its investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment restrictions of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

          Foreign Securities
          Foreign Currency Transactions
          Repurchase Agreements
          Futures Contracts and Related Options

Except as indicated under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

These investment restrictions specifically provide that the Fund may not:

1. Concentrate more than 25% of the Fund's total assets in any industry (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) or with respect to 75% of the Fund's assets, purchase the securities of any issuer if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer. Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund;

                                       b

2. Underwrite securities issued by others only when disposing of portfolio securities;

3. Issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

4. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements;

6. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets; and

7. Only own real estate acquired as the result of owning securities and not more than 5% of total assets.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1.   Invest more than 15% of its net assets in illiquid assets; and

2. Have a short sales position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goal, policies and restrictions as the Fund.

FUND CHARGES AND EXPENSES

Under the Fund's management agreement (Agreement), the Advisor has contracted to furnish the Fund with a continuous investment program for the Fund including investment research and management with respect to all securities and investments and cash and cash equivalents in the Fund, and all necessary executive personnel, salaries, office space and facilities for the Fund. For these services and facilities, the Fund pays a monthly fee based on the average daily net assets of the Fund at the annual rate of 1.00% up to $100 million; 0.75% on the next $1.4 billion; 0.70% on the next $1 billion; and 0.65% in excess of $2.5 billion (subject to reductions that the Advisor may agree to periodically). Under the Agreement, any liability of the Advisor to the Trust, the Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor or the Administrator pay all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

The Administrator is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Administrator pays fees to State Street under the Outsourcing Agreement.

                                       c

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-    an annual flat fee of $10,000, paid monthly; and

- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

         (number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

The Fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

The shareholders' servicing and transfer agency fee arrangement between LFS and the Fund has been revised so that the Fund pays the following fees:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

RECENT FEES PAID TO THE ADVISOR, THE ADMINISTRATOR, LFD AND LFS (dollars in thousands)


                                                 FISCAL YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                 2002          2001          2000
                                                 ----          ----          ----
Management fee                                  $3,836        $5,088        $7,798
Administration fee                               1,195         1,612         2,516
Bookkeeping fee                                    194           233           357
Transfer agent fee                               1,758         1,959         2,421
12b-1 fees:
  Service fee (Class A)                            425           595           886
  Service fee (Class B)                            358           507           864
  Service fee (Class C)                             63            84           142
  Distribution fee (Class B)                     1,075         1,512         2,592
  Distribution fee (Class C)                       189           251           425


                                       d

BROKERAGE COMMISSIONS  (dollars in thousands)


                                                FISCAL YEARS ENDED DECEMBER 31,
                                                -------------------------------
                                                2002          2001          2000
                                                ----          ----          ----
Total commissions                              $1,495        $1,268        $2,314
Directed transactions*                         67,986        99,405       116,600
Commissions on directed transactions              333           398           415


* See "Management of the Fund" in Part 2 of this SAI.

TRUSTEES AND TRUSTEES' FEES


The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including Trustees who are affiliated with the Advisor. For the fiscal and calendar year ended December 31, 2002, the Trustees received the following compensation for serving as Trustee:


                                         AGGREGATE                                               TOTAL COMPENSATION FROM THE
                                        COMPENSATION               PENSION OR RETIREMENT        LIBERTY FUNDS COMPLEX PAID TO
                              FROM THE FUND FOR THE FISCAL YEAR  BENEFITS ACCRUED AS PART OF     THE TRUSTEES FOR THE CALENDAR
TRUSTEE                           ENDED DECEMBER 31, 2002            FUND EXPENSES (a)          YEAR ENDED DECEMBER 31, 2002(b)
-------                           -----------------------            -----------------          -------------------------------
John A. Benning                              N/A                            N/A                             $12,306
Robert J. Birnbaum                           N/A                            N/A                              24,806
Tom Bleasdale(c)                             N/A                            N/A                              51,500
Lora S. Collins(c)                           N/A                            N/A                              96,000
James E. Grinnell(c)                         N/A                            N/A                              24,806
Douglas A. Hacker                         $1,800                            N/A                              98,000
Janet Langford Kelly                       1,783                            N/A                              97,000
Richard W. Lowry                           1,838                            N/A                             124,806
Salvatore Macera(f)                        1,800                            N/A                              98,000
William E. Mayer                           1,891                            N/A                             127,806
James L. Moody, Jr.(c)                      N/A                             N/A                              91,000
Charles R. Nelson                          1,800                            N/A                             120,182
John J. Neuhauser                          1,838                            N/A                             124,974
Joseph R. Palombo(d)                        N/A                             N/A                                 N/A
Thomas E. Stitzel                          1,801                            N/A                              98,000
Thomas C. Theobald                         1,874                            N/A                             102,000
Anne-Lee Verville                          1,874(e)                         N/A                             102,000(e)


(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.


(b) As of December 31, 2002, the Liberty family of funds (Liberty Funds) consisted of 95 open-end and 14 closed-end management investment company portfolios and one limited liability company (collectively, the "Liberty Funds Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds and the Columbia Funds, part of the Liberty Funds Complex, have separate boards of directors/trustees.

(c) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bleasdale, Grinnell, Moody and Ms. Collins received $154,500, $75,000, $182,000, and $192,000, respectively, for retiring prior to their respective board's mandatory retirement age. This payment continued for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, and ended on October 1, 2002, were paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Funds Complex each bore one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of

                                       e

     FleetBoston. The Liberty Funds Complex portion of the payments was allocated among the Liberty Funds Complex based on each fund's share of the Trustee fees for 2000.

 (d) Mr. Palombo does not receive compensation because he is an employee of the Advisor. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.

(e) During the fiscal year ended December 31, 2002, Ms. Verville deferred $942 of her compensation from the Fund, and in the calendar year ended December 31, 2002, deferred $51,000 of her total compensation from the Liberty Funds Complex, pursuant to the deferred compensation plan. At December 31, 2002, the value of Ms. Verville's account under that plan was $284,016.

(f) Mr. Macera will retire as a Trustee from the Board of Trustees effective June 18, 2003.


                          ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

                                 AUDIT COMMITTEE


Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended December 31, 2002, the Audit Committee convened six times.


                              GOVERNANCE COMMITTEE


Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended December 31, 2002, the Governance Committee convened two times.


                       ADVISORY FEES & EXPENSES COMMITTEE


Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended December 31, 2002, the Advisory Fees & Expenses Committee convened six times.


                           TRADING OVERSIGHT COMMITTEE


Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisors in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended December 31, 2002, the Trading Oversight Committee convened two times.


                                       f

SHARE OWNERSHIP


The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002 (i) in the Fund and (ii) in all Liberty Funds and All-Star Funds overseen by the Trustee.


                                                                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                               DOLLAR RANGE OF EQUITY SECURITIES      OWNED IN ALL FUNDS OVERSEEN BY TRUSTEE IN
        NAME OF TRUSTEE                 OWNED IN THE FUND                         LIBERTY FUNDS COMPLEX
        ---------------                 -----------------                         ---------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                               $0                                    Over $100,000
Janet Langford Kelly                            $0                                    Over $100,000
Richard W. Lowry (g)                            $0                                    Over $100,000
Salvatore Macera                                $0                                   $50,001-$100,000
Charles R. Nelson                               $0                                    Over $100,000
John J. Neuhauser (g)                           $0                                    Over $100,000
Thomas E. Stitzel                        $10,001-$50,000                             $50,001-$100,000
Thomas C. Theobald                        Over $100,000                               Over $100,000
Anne-Lee Verville(h)                            $0                                          $0

INTERESTED TRUSTEES
William E. Mayer (g)                            $0                                   $50,001-$100,000
Joseph R. Palombo                               $0                                      $1-$10,000


(g) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

(h)  Trustee also serves as a Trustee of the Columbia Funds.

(i) Because Ms. Verville's share ownership in the Liberty Funds Complex is through her deferred compensation plan, her ownership is not required to be disclosed.


OWNERSHIP OF THE FUND


The following information is as of March 31, 2003:


The officers and Trustees of the Trust as a group owned less than 1% of the then outstanding Class A, B, C, T and Z shares of the Fund.





As of record on April 1, 2003 the following shareholders owned of record more than 5% or more of one or more of each class of the Fund's outstanding shares:


CLASS A

The Northern Trust Company TTEE                                 9.27%
FBO A G Edwards Inc.
A/C Omnibus Account
PO Box 92994
Chicago, IL 60675-2956

Charles Schwab & Co. Inc.                                       9.32%
Cash Account
Attn:  Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA 94101-4122

                                       g

CLASS B

Merrill Lynch Pierce Fenner & Smith                            11.34%
For the Sole Benefit of its Customers
Attn:  Fund Administration #97716
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL 32246-6484

CLASS C

Merrill Lynch Pierce Fenner & Smith                            20.83%
For the Sole Benefit of its Customers
Attn:  Fund Administration # 97F89
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL 32246-6484

CLASS Z

Charles Schwab & Co. Inc.                                       9.32%
Cash Account
Attn:  Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

The James Irvine Foundation                                    35.49%
One Market Steuart Tower, Suite 2500
San Francisco, CA  94105-1420

The Northern Trust CO TTEE                                     21.15%
Liberty Mutual
401(K) Retirement Plan
A/C Omnibus Account
PO Box 92994
Chicago, IL 60675-2956

Fidelity Investments Institutional                             11.71%
Operations Co. Inc. (FIIDC)
Agent For Certain Employee Ben. Plan
Attn: Amy Hibbs
100 Magellan Way/Mail Zone KWIC
Covington, KY  41015-1999


                                       h

SALES CHARGES  (dollars in thousands)


                                                              CLASS A SHARES
                                                              --------------
                                                     FISCAL YEARS ENDED DECEMBER 31,
                                                     -------------------------------
                                                     2002          2001         2000
                                                     ----          ----         ----
Aggregate initial sales charges on Fund share        $106          $138       $1,780
sales
Initial sales charges retained by LFD                  12            18           60
Aggregate contingent deferred sales charges
(CDSC) on Fund redemptions retained by LFD             68            52           30


                                                              CLASS B SHARES
                                                              --------------
                                                     FISCAL YEARS ENDED DECEMBER 31,
                                                     -------------------------------
                                                     2002          2001         2000
                                                     ----          ----         ----
Aggregate CDSC on Fund  redemptions  retained        $309          $694       $1,924
by LFD


                                                              CLASS C SHARES
                                                              --------------
                                                     FISCAL YEARS ENDED DECEMBER 31,
                                                     -------------------------------
                                                     2002          2001         2000
                                                     ----          ----         ----
Aggregate CDSC on Fund  redemptions  retained         $13          $12           $83
by LFD


                                                              CLASS T SHARES
                                                              --------------
                                                     FISCAL YEARS ENDED DECEMBER 31,
                                                     -------------------------------
                                                     2002          2001         2000
                                                     ----          ----         ----
Aggregate initial sales charges on Fund                $9            $6          $16
share sales
Initial sales charges retained by LFD                   1             1            2


12b-1 PLAN, CDSCs AND CONVERSION OF SHARES


The Fund offers five classes of shares - Class A, Class B, Class C, Class T and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for each class except for Class Z and Class T shares. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to Class A, B and C shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Administrator and the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A and Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to any CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to a distribution fee.


SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to Class A, B, and C shares of the Fund were:


                                                                      FISCAL YEAR ENDED DECEMBER 31, 2002
                                                          CLASS A SHARES         CLASS B SHARES        CLASS C SHARES
Fees to FSFs                                                   $374                   $477                   $75
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                     849                     30                     8
Allocated travel, entertainment and other promotional
  expenses (including advertising)                            1,088                     40                    10


INVESTMENT PERFORMANCE


The Fund's average annual total returns for periods ending December 31, 2002 were as follows:


                                                                         CLASS A SHARES

                                               1 YEAR                       5 YEARS                    10 YEARS (j)
                                               ------                       -------                    ---------
With sales charge of 5.75%                     (17.84)%                      (2.55)%                      1.45%
Return after taxes
  on distributions                             (17.98)%                      (2.77)%                      1.21%
Return after taxes
  on distributions and
  sale of Fund shares                          (10.95)%                      (2.11)%                      1.10%
Without sales charge                           (12.83)%                      (1.39)%                      2.05%
Return after taxes
  on distributions                             (17.98)%                      (2.77)%                      1.21%
Return after taxes
  on distributions and
  sale of Fund shares                           (7.87)%                      (1.20)%                      1.60%


                                       j

                                                                         CLASS B SHARES

                                               1 YEAR                       5 YEARS                    10 YEARS (j)
                                               ------                       -------                    ---------
With applicable CDSC                    (17.89)% (5.00% CDSC)        (2.55)% (2.00% CDSC)                 1.44%
Return after taxes
  on distributions                             (17.89)%                      (2.63)%                      1.29%
Return after taxes
  on distributions and
  sale of Fund shares                          (10.98)%                      (2.04)%                      1.12%
Without CDSC                                   (13.57)%                      (2.16)%                      1.44%
Return after taxes
  on distributions                             (17.89)%                      (2.63)%                      1.29%
Return after taxes
  on distributions and
  sale of Fund shares                           (8.33)%                      (1.74)%                      1.12%


                                                                         CLASS C SHARES

                                               1 YEAR                       5 YEARS                    10 YEARS(j)
                                               ------                       -------                    --------
With applicable CDSC                    (14.42)% (1.00% CDSC)                 (2.18)%                     1.44%
Return after taxes
  on distributions                             (14.42)%                       (2.26)%                     1.30%
Return after taxes
  on distributions and
  sale of Fund shares                           (8.85)%                       (1.76)%                     1.12%
Without CDSC                                   (13.55)%                       (2.18)%                     1.44%
Return after taxes
  on distributions                             (13.55)%                       (2.26)%                     1.30%
Return after taxes
  on distributions and
  sale of Fund shares                           (8.32)%                       (1.76)%                     1.12%


                                                                         CLASS T SHARES

                                               1 YEAR                       5 YEARS                      10 YEARS
                                               ------                       -------                      --------
With sales charge of 5.75%                     (17.70)%                      (2.34)%                      1.62%
Return after taxes
  on distributions                             (17.92)%                      (2.61)%                      1.35%
Return after taxes
  on distributions and
  sale of Fund shares                          (10.86)%                      (1.97)%                      1.23%
Without sales charge                           (12.68)%                      (1.18)%                      2.22%
Return after taxes
  on distributions                             (12.91)%                      (1.45)%                      1.95%
Return after taxes
  on distributions and
  sale of Fund shares                           (7.98)%                      (1.05)%                      1.73%


                                       k

                                                                         CLASS Z SHARES

                                               1 YEAR                       5 YEARS                      10 YEARS
                                               ------                       -------                      --------
Without sales charge                           (12.61)%                      (1.23)%                      2.19%
Return after taxes
  on distributions                             (12.85)%                      (1.50)%                      1.93%
Return after taxes
  on distributions and
  sale of Fund shares                           (7.74)%                      (1.09)%                      1.71%


(j) Class A, B and C share performance information includes returns of the Fund's Class T shares for periods prior to their inception. These Class T returns are not restated to reflect any expense differential (such as Rule 12b-1 fees) between Class T shares and the Class A, B and C shares. Had the expense differential been reflected, the returns for periods prior to the inception date of the Class A, B and C shares would have been lower.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUND

State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS OF THE FUND

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Fund's independent accountants, providing audit and tax return review services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

MANAGEMENT OF THE FUND


The Advisor is the investment advisor to the Fund. The Advisor is a direct wholly-owned subsidiary of Columbia Management Group, Inc. (CMG), which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation, Fleet National Bank , Columbia Management Group, Inc. and the Advisor is located at 100 Federal Street, Boston, MA 02110.

Prior to April 1, 2003, the Fund was managed by Newport Fund Management, Inc. (Newport), which was a direct majority-owned subsidiary of Newport Pacific Management, Inc. (NPMI), which in turn was an indirect wholly owned subsidiary of CMG. On April 1, 2003, Newport merged into the Advisor (which formerly was named Columbia Management Company). Immediately prior to the merger and also on April 1, 2003, Newport merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor now manages the Fund.

INVESTMENT DECISIONS. The Advisor acts as investment advisor to the Fund and other funds. The funds and clients advised by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

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                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" or "Liberty Funds" include each series of Liberty Funds
Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI and Liberty Funds Trust VII. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectuses and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES
A fund's short sales are subject to special risks. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the fund borrows the security from a third party. The fund is then obligated to return the security to the third party, so the fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.

LOWER-RATED DEBT SECURITIES
Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

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In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.


SMALL COMPANIES
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.


The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.


OTHER INVESTMENT COMPANIES
The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)
The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of

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the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.


SECURITIES LOANS
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.


MORTGAGE DOLLAR ROLLS
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.


MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or

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guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.

ASSET-BACKED SECURITIES
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.


REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment goal and policies. Call

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options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.


The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the

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foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and
(iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

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Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

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To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.


CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges.


The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time.

Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS
When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and
(4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividend income; however, many of the details of the proposal (including whether or how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion below.

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FEDERAL TAXES. The fund (even if it is a fund in a Trust with multiple series)
is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.


Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, are treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bondsInterest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.


Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.


A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").


Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.


SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under recently enacted Treasury regulations, if on a disposition of fund shares a shareholder realizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted, Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject tobackup withholding at a 30% rate unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.


EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities); and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.


FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.


MANAGEMENT OF THE FUNDS

The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. ("NPMI"), merged into Columbia Management Advisors, Inc. ("Columbia"), a registered investment advisor. Each of the four merging companies was a registered investment advisor and advised various funds in the Liberty family of funds. Columbia, a direct subsidiary of Columbia Management Group, Inc.
("CMG"), is the surviving company in these mergers and is now the investment advisor to each of the funds listed above.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. ("NFMI"), a subsidiary of NPMI and a registered investment advisor that advised several funds in the Liberty family of funds, merged into NPMI. As a result of NPMI's merger into Columbia, Columbia is now the advisor to the Funds previously advised by NFMI. The Advisor is located at 100 Federal Street, Boston, MA 02110-1898.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)


The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds.



                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                              POSITION    YEAR FIRST                                              IN FUND
                                WITH      ELECTED OR                                              COMPLEX
      NAME, ADDRESS           LIBERTY      APPOINTED            PRINCIPAL OCCUPATION(S)           OVERSEEN     OTHER DIRECTORSHIPS
         AND AGE               FUNDS     TO OFFICE(1)           DURING PAST FIVE YEARS           BY TRUSTEE           HELD
         -------               -----     ------------           ----------------------           ----------           ----
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)    Trustee        1996      Executive Vice President - Strategy          92                None
P.O. Box 66100                                         of United Airlines (airline) since
Chicago, IL 60666                                      December, 2002 (formerly President of
                                                       UAL Loyalty Services (airline) from
                                                       September, 2001 to December, 2002;
                                                       Executive Vice President and Chief
                                                       Financial Officer of United Airlines
                                                       from March, 1993 to September, 2001
                                                       of United Airlines; Senior Vice
                                                       President and Chief Financial Officer
                                                       of UAL, Inc. prior thereto).

Janet Langford Kelly          Trustee        1996      Executive Vice President-Corporate           92                None
(Age 45)                                               Development and Administration,
One Kellogg Square                                     General Counsel and Secretary,
Battle Creek, MI 49016                                 Kellogg Company (food manufacturer),
                                                       since September, 1999; Senior Vice
                                                       President, Secretary and General
                                                       Counsel, Sara Lee Corporation
                                                       (branded, packaged, consumer-products
                                                       manufacturer) from January, 1995 to
                                                       September, 1999.

Richard W. Lowry (Age 67)     Trustee        1995      Private Investor since August, 1987          94(4)             None
10701 Charleston Drive                                 (formerly Chairman and Chief
Vero Beach, FL 32963                                   Executive Officer, U.S. Plywood
                                                       Corporation (building
                                                       products manufacturer)).

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                              POSITION    YEAR FIRST                                              IN FUND
                                WITH      ELECTED OR                                              COMPLEX
      NAME, ADDRESS           LIBERTY      APPOINTED            PRINCIPAL OCCUPATION(S)           OVERSEEN    OTHER DIRECTORSHIPS
         AND AGE               FUNDS     TO OFFICE(1)           DURING PAST FIVE YEARS           BY TRUSTEE           HELD
         -------               -----     ------------           ----------------------           ----------           ----
DISINTERESTED TRUSTEES
Salvatore Macera(5) (Age 71)  Trustee        1998      Private Investor since 1981 (formerly        92                None
26 Little Neck Lane                                    Executive Vice President and Director
New Seabury, MA  02649                                 of Itek Corporation (electronics)
                                                       from 1975 to 1981).

Charles R. Nelson (Age 60)    Trustee        1981      Professor of Economics, University of       107(2)             None
Department of Economics                                Washington, since January, 1976; Ford
University of Washington                               and Louisa Van Voorhis Professor of
Seattle, WA 98195                                      Political Economy, University of
                                                       Washington, since September, 1993;
                                                       Director, Institute for Economic
                                                       Research, University of Washington,
                                                       since September, 2001; Adjunct
                                                       Professor of Statistics, University of
                                                       Washington, since September, 1980;
                                                       Associate Editor, Journal of Money
                                                       Credit and Banking, since September,
                                                       1993; Trustee of the Columbia Funds
                                                       since July, 2002; consultant on
                                                       econometric and statistical matters.

John J. Neuhauser (Age 60)    Trustee        1985      Academic Vice President and Dean of          94(4)         Saucony, Inc.
84 College Road                                        Faculties since August, 1999, Boston                        (athletic
Chestnut Hill, MA                                      College (formerly Dean, Boston                              footwear);
02467-3838                                             College School of Management from                        SkillSoft Corp.
                                                       September, 1977 to September, 1999).                       (E-Learning)

Thomas E. Stitzel (Age 67)    Trustee        1998      Business Consultant since 1999               92                None
2208 Tawny Woods Place                                 (formerly Professor of Finance from
Boise, ID  83706                                       1975 to 1999 and Dean from 1977 to
                                                       1991, College of Business, Boise
                                                       State University); Chartered
                                                       Financial Analyst.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                              POSITION    YEAR FIRST                                              IN FUND
                                WITH      ELECTED OR                                              COMPLEX
      NAME, ADDRESS           LIBERTY      APPOINTED            PRINCIPAL OCCUPATION(S)           OVERSEEN    OTHER DIRECTORSHIPS
         AND AGE               FUNDS     TO OFFICE(1)           DURING PAST FIVE YEARS           BY TRUSTEE           HELD
         -------               -----     ------------           ----------------------           ----------           ----
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 65)   Trustee        1996      Managing Director, William Blair             92              Anixter
27 West Monroe Street,                                 Capital Partners (private equity                          International
Suite 3500                                             investing) since September, 1994                         (network support
Chicago, IL 60606                                      (formerly Chief Executive Officer and                       equipment
                                                       Chairman of the Board of Directors,                    distributor), Jones
                                                       Continental Bank Corporation prior                      Lang LaSalle (real
                                                       thereto).                                               estate management
                                                                                                               services) and MONY
                                                                                                                  Group (life
                                                                                                                  insurance).

Anne-Lee Verville (Age 57)    Trustee        1998      Author and speaker on educational            92          Chairman of the
359 Stickney Hill Road                                 systems needs (formerly General                        Board of Directors,
Hopkinton, NH  03229                                   Manager, Global Education Industry                      Enesco Group, Inc.
                                                       from 1994 to 1997, and President,                      (designer, importer
                                                       Applications Solutions Division from                    and distributor of
                                                       1991 to 1994, IBM Corporation (global                      giftware and
                                                       education and global applications)).                      collectibles).

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                              POSITION    YEAR FIRST                                              IN FUND
                                WITH      ELECTED OR                                              COMPLEX
      NAME, ADDRESS           LIBERTY      APPOINTED            PRINCIPAL OCCUPATION(S)           OVERSEEN    OTHER DIRECTORSHIPS
         AND AGE               FUNDS     TO OFFICE(1)           DURING PAST FIVE YEARS           BY TRUSTEE           HELD
         -------               -----     ------------           ----------------------           ----------           ----
INTERESTED TRUSTEES
William E. Mayer(3) (Age 62)  Trustee        1994      Managing Partner, Park Avenue Equity        94(4)        Lee Enterprises
399 Park Avenue                                        Partners (private equity) since                         (print media), WR
Suite 3204                                             February, 1999 (formerly Founding                        Hambrecht + Co.
New York, NY 10022                                     Partner, Development Capital LLC from                   (financial service
                                                       November 1996 to February, 1999; Dean                  provider) and First
                                                       and Professor, College of Business                     Health (healthcare).
                                                       and Management, University of
                                                       Maryland from October, 1992 to
                                                       November, 1996).

Joseph R. Palombo(3)(Age 50)  Trustee,       2000      Chairman of the Board, Chief                92                 None
One Financial Center          Chairman                 Executive Officer and President of
Boston, MA 02111               of the                  Columbia Management Group, Inc.
                              Board and                (Columbia Management) since December,
                              President                2001 and Director, Executive Vice
                                                       President and Chief Operating Officer
                                                       of the Advisor since April, 2003
                                                       (formerly Chief Operations Officer of
                                                       Mutual Funds, Liberty Financial
                                                       Companies, Inc. from August, 2000 to
                                                       November, 2001; Executive Vice
                                                       President of Stein Roe & Farnham
                                                       Incorporated (Stein Roe) from
                                                       April, 1999 to April, 2003; Director
                                                       of Colonial Management Associates,
                                                       Inc. (Colonial) from April, 1999 to
                                                       April, 2003; Director of Stein Roe
                                                       from September, 2000 to April, 2003)
                                                       President of Liberty Funds since
                                                       February, 2003; Manager of Stein Roe
                                                       Floating Rate Limited Liability
                                                       Company since October, 2000 (formerly
                                                       Vice President of the Liberty Funds
                                                       from April, 1999 to August, 2000;
                                                       Chief Operating Officer and Chief
                                                       Compliance Officer, Putnam Mutual
                                                       Funds from December, 1993 to March,
                                                       1999).

(1) In December, 2000, the boards of each of the Liberty Funds and former Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
(2) In addition to serving as a disinterested trustee of the Liberty Funds, Mr. Nelson serves as a disinterested Trustee of the Columbia Funds, currently consisting of 15 funds.
(3) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
Mr. Palombo is an interested person as an employee of the Advisor.
(4) In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(5) Mr. Marcera will retire as a Trustee from the Board of Trustees effective June 18, 2003.

                                                     YEAR FIRST
                                      POSITION       ELECTED OR
          NAME, ADDRESS             WITH LIBERTY    APPOINTED TO                PRINCIPAL OCCUPATION(S)
             AND AGE                    FUNDS          OFFICE                   DURING PAST FIVE YEARS
             -------                    -----          ------                   ----------------------
OFFICERS
Vicki L. Benjamin (Age 41)              Chief           2001       Controller of the Liberty Funds and of the
One Financial Center                 Accounting                    Liberty All-Star Funds since May, 2002; Chief
Boston, MA 02111                     Officer and                   Accounting Officer of the Liberty Funds and
                                     Controller                    Liberty All-Star Funds since June, 2001;
                                                                   Controller and Chief Accounting Officer of the
                                                                   Galaxy Funds since September, 2002 (formerly
                                                                   Vice President, Corporate Audit, State Street
                                                                   Bank and Trust Company from May, 1998 to April,
                                                                   2001; Audit Manager from July, 1994 to June,
                                                                   1997; Senior Audit Manager from July, 1997 to
                                                                   May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 38)         Treasurer         2000       Treasurer of the Liberty Funds and of the
One Financial Center                                               Liberty All-Star Funds since December, 2000;
Boston, MA 02111                                                   Vice President of the Advisor since April, 2003
                                                                   (formerly Controller of the Liberty Funds and of
                                                                   the Liberty All-Star Funds from February, 1998
                                                                   to October, 2000); Treasurer of the Galaxy Funds
                                                                   since September, 2002; (formerly Vice President
                                                                   of Colonial from February, 1998 to October, 2000
                                                                   and Senior Tax Manager, Coopers & Lybrand, LLP
                                                                   from April, 1996 to January, 1998).

                                                     YEAR FIRST
                                      POSITION       ELECTED OR
          NAME, ADDRESS             WITH LIBERTY    APPOINTED TO                PRINCIPAL OCCUPATION(S)
             AND AGE                    FUNDS          OFFICE                   DURING PAST FIVE YEARS
             -------                    -----          ------                   ----------------------
OFFICERS
Jean S. Loewenberg (Age 57)           Secretary         2002       Secretary of the Liberty Funds and of the Liberty All-
One Financial Center                                               Star Funds since February, 2002;
Boston, MA 02111                                                   Secretary and General Counsel of Columbia
                                                                   Management since December, 2001; Vice President
                                                                   and Secretary of the Advisor since April, 2003;
                                                                   Senior Vice President since November, 1996 and
                                                                   Assistant General Counsel since September, 2002
                                                                   of Fleet National Bank (formerly Senior Vice
                                                                   President and Group Senior Counsel of Fleet
                                                                   National Bank.

TRUSTEE POSITIONS

As of December 31, 2002, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.

APPROVING THE INVESTMENT ADVISORY CONTRACT

In determining to approve the most recent annual extension of the Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Fund's Prospectuses and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Advisor to the Fund were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment goals and policies.

The Trustees considered the scope of the services provided by the Advisor to the Fund under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds -
The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment goal, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Fund. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectuses. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to the Fund's performance. See the Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Fund, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Fund and the research services available to the Advisor by reason of brokerage commissions generated by the Fund's turnover. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

GENERAL

Messrs. Lowry, Mayer and Neuhauser are also Trustees/Directors of the Liberty All-Star Funds. Mr. Nelson is a Trustee of the Columbia Funds.

The Trustees serve as trustees of all funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint board meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special committee meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees is divided equally among the funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 80 open-end and14 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


THE MANAGEMENT AGREEMENT


Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.


ADMINISTRATION AGREEMENT


Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

              (a) providing office space, equipment and clerical personnel;

              (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

              (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

              (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

              (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

              (f)       maintaining certain books and records of each fund.


With respect to Liberty Money Market Fund and Liberty Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:

              (g) Monitoring compliance by the fund with Rule 2a-7 under the 1940 Act and reporting to the Trustees from time to time with respect thereto.


The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

THE PRICING AND BOOKKEEPING AGREEMENT


The Advisor/Administrator is responsible for providing accounting and bookkeeping services to each fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor/Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor/Administrator pays fees to State Street under the Outsourcing Agreement.

Under a pricing and bookkeeping agreement with each fund, the Advisor/Administrator receives from each fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-    an annual flat fee of $10,000, paid monthly; and
- in any month that a fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the fund for that month that is determined by the following formula:

                  [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement X $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement X $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

Each fund reimburses the Advisor/Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.


Portfolio Transactions



INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.


BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the

Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.


The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.


It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.


Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.


The Advisor may use the services of Quick & Reilly, Inc., or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.


PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFS or generally by 6 months' notice by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


CODE OF ETHICS

The funds, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


DETERMINATION OF NET ASSET VALUE


Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.


(The following two paragraphs are applicable only to Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund"")


Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.

The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.


AMORTIZED COST FOR MONEY MARKET FUNDS (THIS SECTION CURRENTLY DOES NOT APPLY TO LIBERTY MONEY MARKET FUNDS, - SEE "AMORTIZED COST FOR MONEY MARKET FUNDS"
UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF

LIBERTY MUNICIPAL MONEY MARKET FUND)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


See the Statement of Assets and Liabilities in the shareholder report of the Liberty Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.


HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.


The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.


Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.


LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds advised by the Advisor and Crabbe Huson Group, Inc. may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund distributed by LFD in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.


Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.


You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.


You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.


TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including IRAs Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of Columbia Management prototype plans offered through LFD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in plans not sponsored by CTC, not including IRAs, may be subject to an annual fee of $20 unless the plan maintains an omnibus account with LFS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may be charged a $20 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.


TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase of Class A or Class B shares with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:


1.      the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund).


LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.


STATEMENT OF INTENT (CLASS A AND CLASS T SHARES ONLY).

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C or T shares (other than shares of the Liberty Newport Asia Pacific Fund, Liberty Newport Europe Fund, Liberty Newport Greater China Fund, Liberty Newport Global Equity Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Tiger Fund, Liberty International Equity Fund, Liberty European Thematic Equity Fund and Liberty Global Thematic Equity Fund that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual Rule 12b-1 distribution and service fee.

NAV TRANSFER PROGRAM (APPLICABLE TO LIBERTY HIGH YIELD SECURITIES FUND, LIBERTY STRATEGIC INCOME FUND, LIBERTY TAX-MANAGED GROWTH FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY TAX-MANAGED GROWTH FUND II, LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND, LIBERTY SELECT VALUE FUND, THE LIBERTY FUND, LIBERTY FEDERAL SECURITIES FUND, LIBERTY CONTRARIAN INCOME FUND, LIBERTY INTERMEDIATE GOVERNMENT INCOME FUND, LIBERTY QUALITY PLUS BOND FUND, LIBERTY CORPORATE BOND FUND, LIBERTY TAX-EXEMPT FUND, LIBERTY TAX-EXEMPT INSURED FUND, LIBERTY UTILITIES FUND, LIBERTY CALIFORNIA TAX-EXEMPT FUND, LIBERTY CONNECTICUT TAX-EXEMPT FUND, LIBERTY MASSACHUSETTS TAX-EXEMPT FUND, LIBERTY NEW YORK TAX-EXEMPT FUND, LIBERTY LARGE COMPANY INDEX FUND, LIBERTY U.S. TREASURY INDEX FUND, LIBERTY SMALL COMPANY INDEX FUND, LIBERTY INTERMEDIATE TAX-EXEMPT BOND FUND, LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW YORK INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY FLORIDA INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY SMALL-CAP VALUE FUND, LIBERTY GROWTH & INCOME FUND, LIBERTY INCOME FUND, LIBERTY INTERMEDIATE BOND FUND, LIBERTY HIGH-YIELD MUNICIPAL FUND, LIBERTY MANAGED MUNICIPALS FUND, LIBERTY FLOATING RATE ADVANTAGE FUND, LIBERTY FLOATING RATE FUND, LIBERTY GROWTH STOCK FUND, LIBERTY YOUNG INVESTOR FUND, LIBERTY ASSET ALLOCATION FUND, LIBERTY STRATEGIC EQUITY FUND, LIBERTY LARGE CAP CORE FUND, LIBERTY EQUITY GROWTH FUND, LIBERTY EQUITY VALUE FUND, LIBERTY SMALL CAP FUND, LIBERTY SMALL COMPANY EQUITY). Investors who have previously purchased shares of other investment companies offered by another mutual fund complex and have been charged a front-end load or other sales charge on such purchases may invest the proceeds of redemptions of those shares in Class A shares of the Fund, without incurring an additional sales charge. Class A shares may be subject to a 12b-1 distribution and service fee. This NAV transfer program shall be available for purchases by eligible investors through participating FSFs until December 31, 2003.

SPONSORED ARRANGEMENTS. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCs) (IN THIS SECTION, THE "ADVISOR" REFERS TO ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. DEATH. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. SYSTEMATIC WITHDRAWAL PLAN (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
        (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


4. DEATH OF A TRUSTEE. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.


5. RETURNS OF EXCESS CONTRIBUTIONS. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by the Advisor.


6. QUALIFIED RETIREMENT PLANS. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A shares of certain funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.


NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Liberty Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.


HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.


By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.


Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.


YIELD
MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.


TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.


GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)


The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

        Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

        Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are NOT addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1  Highest Quality
          Prime-2  Higher Quality
          Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


                                   FITCH INC.


INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                                DECEMBER 31, 2002



       SOURCE CATEGORY                                                    RETURN(%)
       ---------------                                                    --------
                                                                        TOTAL RETURN
                                                                        ------------
CREDIT SUISSE FIRST BOSTON
              CSFB High Yield Index                                         3.11
              CSFB Leveraged Loan Index                                     1.11

LEHMAN BROTHERS:
              Lehman General Obligation Index                               9.19
              Lehman Quality Intermediate Muni Bond Index                   9.23
              Lehman 3-15 Year Blend                                        9.66

LIPPER, INC
              AMEX Composite Index P                                       -2.74
              AMEX Computer Tech IX P                                     -34.32
              AMEX Institutional IX P                                     -24.34
              AMEX Major Market IX P                                      -14.37
              Bse Sensex Index                                              3.52
              CAC 40: FFR IX P                                            -33.75
              CD Rate 1 Month Index Tr                                      1.73
              CD Rate 3 Month Index Tr                                      1.74
              CD Rate 6 Month Index Tr                                      1.81
              Consumer Price Index                                          2.38
              DAX:DM IX TR                                                -43.94
              Dow Jones 65 Comp Av P                                      -17.88
              Dow Jones Ind Average P                                     -16.76
              Dow Jones Ind Dly Reinv                                     -15.01
              Dow Jones Ind Mth Reinv                                     -15.04
              Dow Jones Trans Av P                                        -12.50
              Dow Jones Trans Av Tr                                       -11.48
              Dow Jones Util Av P                                         -26.79
              Dow Jones Util Av Tr                                        -23.38
              Ft/S&P Act Wld Ex US IX                                     -16.63
              Jakarta Composite Index                                       8.39
              Jasdaq Index:Yen P                                          -18.45
              Lehman 1-3 Govt/Cred Tr                                       6.28
              Lehman 1-3 Govt/Credit P                                      1.12
              Lehman Aggregate Bd P                                         4.39
              Lehman Aggregate Bd Tr                                       10.25
              Lehman Cr Bd Int P                                            3.35
              Lehman Cr Bd Int Tr                                          10.14
              Lehman Govt Bd Int P                                          4.32
              Lehman Govt Bd Int Tr                                         9.64
              Lehman Govt Bd Long P                                        10.20
              Lehman Govt Bd Long Tr                                       16.99
              Lehman Govt Bd P                                              5.82
              Lehman Govt Bd Tr                                            11.50
              Lehman Govt/Cr Bd P                                           4.77
              Lehman Govt/Cr Bd Tr                                         11.04
              Lehman Govt/Cr Int P                                          3.86
              Lehman Govt/Cr Int Tr                                         9.84
              Lehman High Yield P                                         -10.17

              Lehman High Yield Tr                                         -1.41
              Lehman Muni 10 Yr IX P                                        5.02
              Lehman Muni 10 Yr IX Tr                                      10.17
              Lehman Muni 3 Yr IX P                                         1.68
              Lehman Muni 3 Yr IX Tr                                        6.72
              Lehman Muni 5 Yr IX Tr                                        9.27
              Lehman Muni Bond IX P                                         4.34
              Lehman Muni Bond IX Tr                                        9.60
              ML 10+ Yr Treasury IX Tr                                     16.77
              ML 100 Tech IX TR                                           -41.54
              ML 10Yr Strip TR Ix                                          21.00
              ML 1-10 YR CORP BD IX P                                       2.96
              ML 1-10 YR CORP BD IX TR                                      9.82
              ML 1-3 Yr Muni IX P                                           0.50
              ML 1-3 Yr Muni IX Tr                                          4.96
              ML 1-3 Yr Treasury IX P                                       0.98
              ML 1-3 Yr Treasury IX Tr                                      5.76
              ML 1-5 Yr Gv/Cp Bd IX P                                       2.43
              ML 1-5 Yr Gv/Cp Bd IX Tr                                      7.91
              ML 15 Yr Mortgage IX P                                        4.02
              ML 15 Yr Mortgage IX Tr                                       9.28
              ML 1-5 Yr Treasury IX P                                       2.39
              ML 1-5 Yr Treasury IX Tr                                      7.47
              ML 15+ Yr Treasury IX TR                                     17.08
              ML 15Yr Strip TR IX                                          22.27
              ML 20Yr Strip TR IX                                          20.76
              ML 25Yr Strip TR IX                                          21.22
              ML 3 MO T-Bill IX Tr                                          1.78
              ML 3-5 Yr Govt IX P                                           5.57
              ML 3-5 Yr Govt IX Tr                                         11.22
              ML 3-7 Yr Muni IX Tr                                         10.10
              ML 5-10Yr Treasury IX TR                                     13.76
              ML 5Yr strip TR IX                                           14.63
              ML 7-12 YR MUNI IX P                                          6.20
              ML 7-12 YR MUNI IX TR                                        11.46
              ML ALL CV EX ID IX                                           -3.87
              ML AUS GOVT IX TR                                            -9.39
              ML AUSTRIAN GOVT P                                           23.77
              ML AUSTRIAN GOVT TR                                          29.83
              ML BELGIAN GOVERNMENTS P                                     23.19
              ML BELGIAN GOVTS TR                                          30.24
              ML Corp Master Index P                                        3.07
              ML Corp Master Index Tr                                      10.17
              ML CV BD SPEC QUAL IX P                                      -5.39
              ML CV BD SPEC QUAL IX TR                                     -1.73
              ML DANISH GOVTS P                                            22.19
              ML DANISH GOVTS TR                                           29.37
              ML DUTCH GOVERNMENTS P                                       22.86
              ML DUTCH GOVTS TR                                            29.52
              ML EM BRADY BD IX                                             7.36
              ML EM EUR/MIDEAST AFR P                                      13.44
              ML EM EUR/MIDEAST AFR TR                                     22.81
              ML EM LATIN AMERICA P IX                                     -3.79
              ML EM LATIN AMERICA TR                                        5.89
              ML EMG MKT ASIA P IX                                          7.49
              ML EMG MKT ASIA TR IX                                        17.64
              ML EMG MKT EU ME AFR P                                       16.18

              ML EMG MKT EU ME AFR TR                                      26.45
              ML EMG MKT LATIN AM P IX                                     -8.23
              ML EMG MKT LATIN AM TR                                        2.18
              ML EMU BROAD MARKET TR                                       28.84
              ML EMU BROAD MKT P IX                                        22.41
              ML EMU DIRECT GOVTS P IX                                     22.83
              ML EMU DIRECT GOVTS TR                                       29.39
              ML EURO HIGH YIELD P IX                                       1.97
              ML EURO HIGH YIELD TR IX                                     12.01
              ML FINNISH GOVTS P IX                                        22.65
              ML FINNISH GOVTS TR  IX                                      29.51
              ML FRENCH GOVTS P IX                                         24.84
              ML FRENCH GOVTS TR IX                                        31.56
              ML GERMAN FED GOVTS P                                        22.68
              ML GERMAN FED GOVTS TR                                       28.83
              ML GLBL BOND INDEX TR IX                                     16.06
              ML Glbl Govt Bond Inx P                                      12.11
              ML Glbl Govt Bond Inx Tr                                     17.05
              ML Glbl Gv Bond IX II P                                      14.26
              ML Glbl Gv Bond IX II Tr                                     19.54
              ML GLBL GVT BND IX II TR                                     22.67
              ML GLOBAL BOND IX P                                          10.36
              ML GLOBAL EM SOV P IX                                        -1.87
              ML GLOBAL EM SOV TR IX                                       13.29
              ML GLOBAL HIGH YIELD P I                                    -10.43
              ML GLOBAL HIGH YIELD TR                                      -1.90
              ML Gov/ Corp Master IX T                                     10.95
              ML Govt Master Index P                                        5.58
              ML Govt Master Index Tr                                      11.30
              ML Govt/Corp Master IX P                                      4.71
              ML HIGH YLD MASTER 2  P                                     -10.41
              ML HIGH YLD MASTER 2  TR                                     -1.89
              ML High Yld Master IX P                                     -10.03
              ML High Yld Master IX Tr                                     -1.14
              ML ITALIAN GOVTS P IX                                        22.67
              ML ITALIAN GOVTS TR IX                                       29.35
              ML JPN GOVT IX TR                                            76.13
              ML LA  BRADY BD IX                                            0.34
              ML Master Muni IX Tr                                         10.73
              ML Mortgage Master IX P                                       4.10
              ML Mortgage Master IX Tr                                      9.41
              ML MUNI 22-52 yr DUR TR                                      10.70
              ML Muni 7-12 Dur TR IX                                       11.46
              ML Norwegian Govts P IX                                      32.82
              ML Norwegian Govts TR IX                                     40.99
              ML PAN-EURO GOVT IX                                          28.58
              ML Portugese Govts P IX                                      23.40
              ML Portugese Govts TR IX                                     29.79
              ML Spanish Govts P IX                                        23.28
              ML Spanish Govts TR IX                                       29.91
              ML Sterling Hi Yld P IX                                     -10.79
              ML Sterling Hi Yld TR IX                                     -2.56
              ML Swedish Govts P IX                                        24.74
              ML Swedish Govts TR IX                                       31.82
              ML Swiss Govts P IX                                          29.74
              ML Swiss Govts TR IX                                         34.73
              ML Treasury Master IX P                                       5.72

              ML Treasury Master IX Tr                                     11.57
              ML UK Gilts P IX                                             14.79
              ML UK Gilts TR IX                                            21.87
              ML US CP/GV 10+ YR IX P                                       7.69
              ML US CP/GV 10+ YR IX TR                                     14.96
              ML US DOM MASTER  IX P                                        4.49
              ML US DOM MASTER  IX TR                                      10.41
              MSCI AC Americas Free GD                                    -22.32
              MSCI AC Americas Free ID                                    -23.61
              MSCI AC ASIA FR DGD                                          -9.74
              MSCI AC ASIA FR DND                                          -9.91
              MSCI AC Asia Fr-Ja IX GD                                     -8.33
              MSCI AC Asia Fr-Ja IX ID                                    -10.19
              MSCI AC ASIA PAC FR DGD                                      -8.34
              MSCI AC ASIA PAC FR DND                                      -8.62
              MSCI AC ASIA PAC FR P IX                                     -9.78
              MSCI AC Asia Pac Fr-J GD                                     -5.11
              MSCI AC Asia Pac FR-J IX                                     -7.57
              MSCI AC Asia Pac Fr-J ND                                     -5.57
              MSCI AC Europe IX GD                                        -17.85
              MSCI AC Europe IX ID                                        -19.86
              MSCI AC Fe Free IX GD                                        -9.96
              MSCI AC Fe Free IX ID                                       -11.07
              MSCI AC Fe Fr-Ja IX GD                                       -9.23
              MSCI AC Fe Fr-Ja IX ID                                      -11.05
              MSCI AC FE FR-JA IX ND                                       -9.37
              MSCI AC Pac Fr-Jpn IX GD                                     -5.50
              MSCI AC Pac Fr-Jpn IX ID                                     -7.96
              MSCI AC Pacific FR IX ID                                     -9.93
              MSCI AC WLD FR VAL IX GD                                    -18.95
              MSCI AC WLD FR-US GR DGD                                    -14.73
              MSCI AC World Free IX GD                                    -18.98
              MSCI AC World Free Ix ID                                    -20.51
              MSCI AC World Free IX ND                                    -19.32
              MSCI AC World Fr-USA GD                                     -14.67
              MSCI AC World Fr-USA ID                                     -16.53
              MSCI AC WRLD FR GR DGD                                      -19.07
              MSCI AC Wrld Fr-Ja IX GD                                    -19.78
              MSCI AC Wrld Fr-Ja IX ID                                    -21.37
              MSCI AC WRLD FR-US V DGD                                    -14.63
              MSCI Argentina IX GD                                        -50.55
              MSCI Argentina IX ID                                        -50.99
              MSCI Australia IX GD                                         -0.28
              MSCI Australia IX ID                                         -3.76
              MSCI Australia IX ND                                         -1.34
              MSCI Austria IX GD                                           17.28
              MSCI Austria IX ID                                           14.36
              MSCI Austria IX ND                                           16.55
              MSCI Belgium IX GD                                          -14.23
              MSCI Belgium IX ID                                          -17.15
              MSCI Belgium IX ND                                          -14.97
              MSCI BRAZIL FREE IX GD                                      -30.65
              MSCI BRAZIL FREE IX ID                                      -33.78
              MSCI Canada IX GD                                           -12.78
              MSCI Canada IX ID                                           -14.38
              MSCI Canada IX ND                                           -13.19
              MSCI Chile IX GD                                            -19.81

              MSCI Chile IX ID                                            -21.66
              MSCI China ID GD                                            -14.05
              MSCI China IX ID                                            -16.17
              MSCI China IX ND                                            -14.04
              MSCI Colombia IX GD                                          25.36
              MSCI Colombia IX ID                                          18.26
              MSCI Czech Rep IX GD                                         44.16
              MSCI Czech Rep IX ID                                         40.86
              MSCI Denmark IX GD                                          -15.63
              MSCI Denmark IX ID                                          -17.03
              MSCI Denmark IX ND                                          -16.03
              MSCI EAFE - JAPAN IX ND                                     -17.39
              MSCI EAFE - UK IX GD                                        -15.98
              MSCI EAFE - UK IX ID                                        -17.58
              MSCI EAFE - UK IX ND                                        -16.36
              MSCI EAFE + Canada IX GD                                    -15.51
              MSCI EAFE + Canada IX ID                                    -17.36
              MSCI EAFE + Canada IX ND                                    -15.80
              MSCI EAFE + EMF IX GD                                       -14.76
              MSCI EAFE + EMF IX ID                                       -16.63
              MSCI EAFE Fr IX ID                                          -17.52
              MSCI EAFE Fr IX ND                                          -15.94
              MSCI EAFE GDP Wt IX GD                                      -15.57
              MSCI EAFE GDP Wt IX ID                                      -17.30
              MSCI EAFE GDP Wt IX ND                                      -15.90
              MSCI EAFE GROWTH IX GD                                      -15.76
              MSCI EAFE GROWTH IX ID                                      -17.49
              MSCI EAFE GROWTH IX ND                                      -16.02
              MSCI EAFE IX GD                                             -15.66
              MSCI EAFE IX ID                                             -17.52
              MSCI EAFE IX ND                                             -15.94
              MSCI EAFE(SM) CAP IX ID                                      -9.58
              MSCI EAFE VALUE IX GD                                       -15.60
              MSCI EAFE VALUE IX ID                                       -17.59
              MSCI EAFE VALUE IX ND                                       -15.91
              MSCI EASEA IX GD                                            -17.08
              MSCI EASEA IX ID                                            -19.19
              MSCI EASEA IX ND                                            -17.39
              MSCI Em Eur/Mid East GD                                      -7.88
              MSCI Em Eur/Mid East ID                                      -9.07
              MSCI Em Europe IX GD                                          4.51
              MSCI Em Europe IX ID                                          2.88
              MSCI EMF Asia IX GD                                          -4.75
              MSCI EMF Asia IX ID                                          -6.25
              MSCI EMF Far East IX GD                                      -5.75
              MSCI EMF Far East IX ID                                      -7.14
              MSCI EMF Growth IX ID                                        -9.37
              MSCI EMF IX DND                                              -6.17
              MSCI EMF IX GD                                               -6.00
              MSCI EMF IX ID                                               -7.97
              MSCI EMF Latin Am IX GD                                     -22.45
              MSCI EMF Latin Am IX ID                                     -24.79
              MSCI EMF Latin Am IX ND                                     -22.50
              MSCI EMF Value IX ID                                         -6.52
              MSCI EURO UNION GR IX GD                                    -20.09
              MSCI Europe - UK IX GD                                      -19.87
              MSCI Europe - UK IX ID                                      -21.56

              MSCI Europe - UK IX ND                                      -20.30
              MSCI Europe GDP Wt IX ID                                    -20.11
              MSCI Europe Growth ND                                       -18.54
              MSCI Europe IX GD                                           -18.09
              MSCI Europe IX ID                                           -21.11
              MSCI Europe IX ND                                           -18.38
              MSCI European Union GD                                      -19.10
              MSCI European Union ID                                      -21.23
              MSCI EUROPEAN VL IX GD                                      -17.98
              MSCI Far East Free IX ID                                    -11.88
              MSCI Far East IX GD                                         -10.82
              MSCI Far East IX ID                                         -11.88
              MSCI Far East IX ND                                         -10.97
              MSCI Finland IX GD                                          -29.94
              MSCI Finland IX ID                                          -31.23
              MSCI Finland IX ND                                          -30.31
              MSCI France IX GD                                           -20.83
              MSCI France IX ID                                           -22.21
              MSCI France IX ND                                           -21.18
              MSCI Germany IX GD                                          -32.90
              MSCI Germany IX ID                                          -34.06
              MSCI Germany IX ND                                          -33.18
              MSCI Greece IX GD                                           -25.26
              MSCI Greece IX ID                                           -28.18
              MSCI Hong Kong IX GD                                        -17.79
              MSCI Hong Kong IX ID                                        -20.63
              MSCI Hongkong IX ND                                         -17.79
              MSCI Hungary IX GD                                           30.69
              MSCI Hungary IX ID                                           28.88
              MSCI India IX GD                                              8.37
              MSCI India IX ID                                              5.93
              MSCI Indonesia FR IX GD                                      42.82
              MSCI Indonesia FR IX ID                                      38.10
              MSCI Ireland IX ID                                          -28.07
              MSCI Israel Dom IX ID                                       -12.42
              MSCI Israel IX ID                                           -31.55
              MSCI Israel Non Dom Ixid                                    -66.63
              MSCI Italy IX GD                                             -6.32
              MSCI Italy IX ID                                            -10.00
              MSCI Italy IX ND                                             -7.33
              MSCI JAPAN GROWTH IX GD                                     -11.06
              MSCI Japan IX GD                                            -10.11
              MSCI Japan IX ID                                            -10.96
              MSCI Japan IX ND                                            -10.28
              MSCI Japan(SM) Cap IX ND                                     -5.18
              MSCI JAPAN VALUE IX GD                                       -8.96
              MSCI Jordan IX GD                                             4.52
              MSCI Jordan IX ID                                             2.53
              MSCI Kokusai IX GD                                          -20.43
              MSCI Kokusai IX ID                                          -22.01
              MSCI Kokusai IX ND                                          -20.79
              MSCI Korea IX GD                                              8.62
              MSCI Korea IX ID                                              7.43
              MSCI Malaysia Free Ix GD                                     -0.66
              MSCI Malaysia Free IX ID                                     -2.66
              MSCI Mexico Free IX GD                                      -13.31
              MSCI Mexico Free IX ID                                      -15.04

              MSCI N American G IX ID                                     -23.51
              MSCI N American Vl IX ID                                    -23.83
              MSCI Netherland IX GD                                       -20.26
              MSCI Netherland IX ID                                       -22.53
              MSCI Netherland IX ND                                       -20.83
              MSCI New Zealand IX GD                                       26.09
              MSCI New Zealand IX ID                                       20.03
              MSCI New Zealand IX ND                                       24.24
              MSCI Nordic IX GD                                           -25.42
              MSCI Nordic IX ID                                           -26.90
              MSCI Nordic IX ND                                           -25.84
              MSCI Norway IX GD                                            -6.67
              MSCI Norway IX ID                                            -9.02
              MSCI Norway IX ND                                            -7.26
              MSCI Nth Amer IX GD                                         -22.35
              MSCI Nth Amer IX ID                                         -23.62
              MSCI Nth Amer IX ND                                         -22.73
              MSCI Pac - Japan IX GD                                       -5.78
              MSCI Pac - Japan IX ID                                       -9.00
              MSCI Pac - Japan IX ND                                       -6.42
              MSCI PAC FREE GR IX GD                                       -9.20
              MSCI PAC FREE VL IX GD                                       -8.77
              MSCI PAC FR-JPN GR IX GD                                     -3.34
              MSCI PAC FR-JPN VL IX GD                                     -8.04
              MSCI Pacific Free Ix GD                                      -9.01
              MSCI Pacific Free IX ID                                     -10.43
              MSCI Pacific Fr-Jpn ID                                       -9.00
              MSCI Pacific IX GD                                           -9.01
              MSCI Pacific IX ID                                          -10.43
              MSCI Pacific IX ND                                           -9.29
              MSCI Pakistan IX GD                                         153.95
              MSCI Pakistan IX ID                                         122.38
              MSCI Peru IX GD                                              29.11
              MSCI Peru IX ID                                              25.42
              MSCI Philippines FR DG                                      -28.98
              MSCI Philippines FR GD                                      -30.48
              MSCI Portugal IX GD                                         -13.19
              MSCI Portugal IX ID                                         -15.48
              MSCI Russia IX GD                                            15.71
              MSCI Russia IX ID                                            13.87
              MSCI Singapore Fr IX GD                                     -11.05
              MSCI Singapore Fr IX ID                                     -13.09
              MSCI South Africa IX GD                                      27.99
              MSCI South Africa IX ID                                      23.26
              MSCI Spain IX GD                                            -14.93
              MSCI Spain IX ID                                            -16.88
              MSCI Spain IX ND                                            -15.29
              MSCI Sri Lanka IX GD                                         34.64
              MSCI Sri Lanka IX ID                                         29.76
              MSCI Sweden IX GD                                           -30.07
              MSCI Sweden IX ID                                           -31.47
              MSCI Sweden IX ND                                           -30.49
              MSCI Swtzrlnd IX GD                                          -9.96
              MSCI Swtzrlnd IX ID                                         -10.95
              MSCI Swtzrlnd IX ND                                         -10.31
              MSCI Taiwan IX GD                                           -24.45
              MSCI Taiwan IX ID                                           -25.38

              MSCI Thailand Free IX GD                                     27.59
              MSCI Thailand Free IX ID                                     24.32
              MSCI Turkey IX GD                                           -35.70
              MSCI Turkey IX ID                                           -36.49
              MSCI UK IX GD                                               -15.23
              MSCI UK IX ID                                               -17.77
              MSCI UK IX ND                                               -15.23
              MSCI USA IX GD                                              -22.71
              MSCI USA IX ID                                              -23.97
              MSCI USA IX ND                                              -23.09
              MSCI Venezuela IX GD                                        -15.82
              MSCI Venezuela IX ID                                        -18.57
              MSCI World - UK IX GD                                       -20.07
              MSCI World - UK IX ID                                       -21.46
              MSCI World - UK IX ND                                       -20.45
              MSCI World - USA IX GD                                      -15.51
              MSCI World - USA IX ID                                      -17.36
              MSCI World - USA IX ND                                      -15.80
              MSCI World Free IX ND                                       -19.89
              MSCI World GDP Wt IX ID                                     -20.26
              MSCI WORLD GROWTH IX ID                                     -20.93
              MSCI World IX Free ID                                       -21.06
              MSCI World IX GD                                            -19.54
              MSCI World IX ID                                            -21.06
              MSCI World IX ND                                            -19.89
              MSCI WORLD IX SC DGD IX                                     -15.69
              MSCI WORLD IX SC DND IX                                     -16.01
              MSCI WORLD IX VALUE                                         -19.55
              MSCI WORLD VALUE IX ID                                      -21.25
              MSCI WORLD-USA GR IX GD                                     -15.46
              MSCI World-USA VL IX GD                                     -15.59
              MSCI Wrld - Austrl IX GD                                    -19.85
              MSCI Wrld - Austrl IX ID                                    -21.33
              MSCI Wrld - Austrl IX ND                                    -20.18
              MSCI WRLD CON DISC ID                                       -23.19
              MSCI WRLD CON STAPLES ID                                     -4.82
              MSCI WRLD ENERGY ID                                          -8.38
              MSCI WRLD EX USA SC GD                                       -7.05
              MSCI WRLD EX USA SC ID                                       -9.11
              MSCI WRLD EX USA SC ND                                       -7.42
              MSCI WRLD FINANCIALS GD                                     -15.93
              MSCI WRLD FINANCIALS ID                                     -18.00
              MSCI WRLD FREE GR DGD IX                                    -19.61
              MSCI WRLD HEALTHCARE GD                                     -17.68
              MSCI WRLD HEALTHCARE ID                                     -18.88
              MSCI WRLD INDUSTRIALS ID                                    -23.53
              MSCI WRLD INFO TECH GD                                      -38.58
              MSCI WRLD INFO TECH ID                                      -38.80
              MSCI WRLD MATERIALS ID                                       -6.34
              MSCI WRLD TECH HDWR GD                                      -40.52
              MSCI WRLD TECH HDWR ID                                      -40.78
              MSCI WRLD TELECOM GD                                        -28.54
              MSCI WRLD TELECOM ID                                        -30.37
              MSCI WRLD UTILITIES ID                                      -18.63
              NASDAQ 100 IX P                                             -37.58
              NASDAQ Bank IX P                                              4.52
              NASDAQ Composite IX P                                       -31.53

              NASDAQ Industrial IX P                                      -25.88
              NASDAQ Insurance IX P                                        -1.84
              NASDAQ Natl Mkt Cmp IX                                      -31.71
              NASDAQ Natl Mkt Ind IX                                      -26.05
              NASDAQ Transport IX P                                         0.99
              Nikkei 225 Avg:Yen P                                        -18.63
              NYSE Composite P                                            -19.83
              NYSE Finance IX P                                           -14.02
              NYSE Industrials IX P                                       -20.63
              NYSE Transportation IX                                       -9.80
              NYSE Utilities IX P                                         -29.34
              Philippines Composite IX                                       N/A
              PSE Technology IX P                                         -33.33
              Russell 1000 Grow Ix                                        -28.58
              Russell 1000 Grow IX Tr                                     -27.88
              Russell 1000 IX P                                           -22.94
              Russell 1000 IX Tr                                          -21.65
              Russell 1000 Value Ix                                       -17.48
              Russell 1000 Value IX Tr                                    -15.52
              Russell 2000 Grow Ix                                        -30.69
              Russell 2000 Grow IX Tr                                     -30.26
              Russell 2000 IX P                                           -21.58
              Russell 2000 IX Tr                                          -20.48
              Russell 2000 Value Ix                                       -13.24
              Russell 2000 Value IX Tr                                    -11.43
              RUSSELL 2500 GROW IX P                                      -29.45
              RUSSELL 2500 GROW IX TR                                     -29.09
              RUSSELL 2500 IX P                                           -18.99
              RUSSELL 2500 IX TR                                          -17.80
              RUSSELL 2500 VALUE IX P                                     -11.77
              RUSSELL 2500 VALUE IX TR                                     -9.87
              RUSSELL 3000 GROW IX P                                      -28.71
              RUSSELL 3000 GROW IX TR                                     -28.03
              Russell 3000 IX P                                           -22.81
              Russell 3000 IX Tr                                          -21.54
              RUSSELL 3000 VALUE IX P                                     -17.13
              RUSSELL 3000 VALUE IX TR                                    -15.18
              RUSSELL MDCP VALUE IX P                                     -11.68
              RUSSELL MDCP VALUE IX TR                                     -9.64
              Russell Midcap G IX TR                                      -27.41
              RUSSELL MIDCAP GR IX P                                      -27.67
              RUSSELL MIDCAP IX P                                         -17.47
              RUSSELL MIDCAP IX TR                                        -16.19
              RUSSELL SMCP CMPT GRO P                                     -30.24
              RUSSELL SMCP CMPT GRO TR                                    -29.95
              RUSSELL SMCP CMPT IX P                                      -21.30
              RUSSELL SMCP CMPT IX TR                                     -20.23
              RUSSELL SMCP CMPT VAL IX                                    -11.54
              RUSSELL SMCP CMPT VAL P                                     -13.39
              RUSSELL TOP 200 GRO IX P                                    -28.76
              RUSSELL TOP 200 GROW  IX                                    -27.98
              RUSSELL TOP 200 IX P                                        -24.64
              RUSSELL TOP 200 IX TR                                       -23.36
              RUSSELL TOP 200 VAL IX P                                    -19.93
              RUSSELL TOP 200 VALUE IX                                    -18.02
              S & P 100 Index TR                                          -23.88
              S & P 1500 HC IX P                                          -20.01

              S & P 500 Daily Reinv                                       -22.10
              S & P 500 Index P                                           -23.37
              S & P 500 Mnthly Reinv                                      -22.09
              S & P 500/BARRA G IX TR                                     -23.59
              S & P 500/BARRA V IX TR                                     -20.85
              S & P 600 Index P                                           -15.32
              S & P 600 Index Tr                                          -14.63
              S & P Financial IX P                                        -16.42
              S & P Financial IX Tr                                       -14.64
              S & P Industrial IX Tr                                      -26.34
              S & P Industrials P                                         -24.55
              S & P MC 400/BARRA G TR                                     -19.17
              S & P MC 400/BARRA V TR                                     -10.10
              S & P Midcap 400 IX P                                       -15.45
              S & P Midcap 400 IX Tr                                      -14.51
              S & P Reit Equity Index                                      -2.93
              S & P SC 600/BARRA G TR                                     -15.36
              S & P SC 600/BARRA V TR                                     -14.47
              S & P Transport Index P                                     -13.72
              S & P Utility Index P                                       -32.99
              S & P Utility Index Tr                                      -29.99
              SB Cr-Hdg Nn-US Wd IX Tr                                      6.85
              SB Cr-Hdg Wd Gv Bd IX Tr                                      7.97
              SB Non-US Wd Gv Bd IX Tr                                     21.99
              SB Wd Gv Bd:Austrl IX Tr                                     20.50
              SB Wd Gv Bd:Germny IX Tr                                     28.52
              SB Wd Gv Bd:Japan IX Tr                                      13.96
              SB Wd Gv Bd:UK IX Tr                                         21.09
              SB Wd Gv Bd:US IX Tr                                         11.64
              SB World Govt Bond IX Tr                                     19.49
              Straits Times Index                                         -17.40
              SWISS PERF:SFR IX TR                                        -25.95
              TAIWAN SE:T$ IX P                                           -22.78
              T-Bill 1 Year Index Tr                                        1.63
              T-BILL 3 MO DAILY TR  IX                                      3.29
              T-Bill 3 Month Index Tr                                       1.59
              T-Bill 6 Month Index Tr                                       1.66
              Thailand Set Index                                           17.32
              TOKYO 2ND SCT:YEN IX P                                      -12.79
              TOKYO SE(TOPIX):YEN IX P                                    -18.30
              TORONTO 300:C$ IX P                                         -13.97
              TORONTO SE 35:C$ IX P                                       -18.93
              Value Line Cmp IX-Arth                                      -17.11
              Value Line Cmp IX-Geom                                      -28.57
              Value Line Industrl IX                                      -29.78
              Value Line Railroad IX                                       -8.98
              Value Line Utilties IX                                      -31.60

MERRILL LYNCH:
              ML Intermediate BB Index                                     -2.39
              ML U.S. High Yield Cash Pay Index                            -1.14

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:
              Real Estate Investment Trust Index                            3.81


SALOMON SMITH BARNEY:

              SSB World Ex U.S. Cap Range $2-$10 Billion                   -9.18
              SSB EMI Global Ex U.S.                                       -6.89
              Salomon 30 Year Benchmark                                    16.16
              SBGI Bond U.S. Treasury Index                                11.64


Each Russell Index listed above is a trademark/service mark of the Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

* in US currency
                                      l

 Part C.  OTHER INFORMATION
          -----------------

Item 23. Exhibits:
         --------

LIBERTY NEWPORT TIGER FUND (LNTF)


          (a)(1)            Amended and Restated Agreement and Declaration of
                            Trust(2)

          (a)(2)            Amendment No. 1 to Agreement and Declaration of
                            Trust(3)

          (b)               Amended By-Laws dated 6/20/01 (5)

          (c)               Form of Specimen of Share Certificate - filed as
                            Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

          (d) Management Agreement between Liberty Funds Trust VII on behalf of NTF and Newport Fund Management, Inc.
                            (5)

          (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.- filed as Exhibit 6(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

          (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

          (e)(3) 12b-1      Plan  Implementing  Agreement  between the
                            Registrant and Liberty Funds Distributor, Inc.- filed as Exhibit 6 (b) in Part C, Item 24(b) of
                            Post-Effective  Amendment No. 17 to the
                            Registration  Statement on Form N-1A of Liberty
                            Funds  Trust VI (File  Nos.  33-45117  and
                            811-6529),  filed  with the Commission on or about
                            May 24, 1999, and is hereby incorporated by reference and made a part of this Registration
                            Statement

          (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

          (e)(5) Form of Selling Agreement - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

          (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

          (f)               Not applicable

          (g)(1) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 & 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

          (g)(2) Form of Appendix A to the Custodian Contract between Registrant and State Street Bank and Trust Company - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 & 811-756), filed with the Commission on or about April 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as
                            Exhibit 9 (b) in Part C, Item 24(b) of
                            Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(2) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001 and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(3) Amendment No. 26 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002 and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(4) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(5) Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001- filed as Exhibit (h)(5) in Part C,
                            Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(6) Amendment to Appendix I of Pricing and Bookkeeping Agreement- filed as Exhibit (h)(6) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(7)            Fee Schedule to Appendix I of Pricing and
                            Bookkeeping Agreement

          (h)(8) Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(7) in Part C,
                            Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(9) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America, N.A.
                            - filed as Exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(10) Second Amendment dated January 26, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(8) in Part C,
                            Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 27, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(11) Third Amendment dated May 14, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(10) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(12) Fourth Amendment dated June 1, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(11) in Part C, Item 23 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about August 31, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(13) Fifth Amendment dated May 13, 2002 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(10) in Part C, Item 23 of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-12109 and 811-5030), filed with the Commission on or about May 30, 2002 and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(14)           Establishment and Designation of Liberty Newport
                            Tiger Fund(1)

          (h)(15) Administration Agreement between Registrant and Columbia Management Advisors, Inc.(1)(LNTF)

          (h)(16) Agreement and Plan of Reorganization dated January 25, 1995 between The World Funds, Inc. on behalf of Liberty Newport Tiger Fund and Registrant on behalf of Liberty Newport Tiger Fund(1)

          (i)               Opinion of Counsel (with respect to Liberty Newport
                            Tiger Fund)(4)

          (j)               Consent of Independent Accountants
                            (PricewaterhouseCoopers LLP)(LNTF)

          (k)               Not applicable

          (l)               Not applicable

          (m) Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

          (n) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (n) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002 and is hereby incorporated by reference and made a part of this Registration Statement

          (o)               Not applicable

          (p) Code of Ethics of Columbia Management Advisors, Inc., the Funds and the Liberty Funds Distributor, Inc., as revised April 1, 2003 - filed as Exhibit
                            (p) in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 and 811-7556), filed with the Commission on or about April 11, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

                (1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A, filed with the Commission on or about April 24, 1996.
                (2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 13 on Form N-1A, filed with the Commission on or about March 2, 1999.
                (3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 14 on Form N-1A, filed with the Commission on or about April 22, 1999.
                (4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A, filed with the Commission on or about November 12, 1999.
                (5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 on Form N-1A, filed with the Commission on or about December 28, 2001.

Item 24.                   Persons Controlled by our under Common Control with
                           Registrant
                           -----------------------------------------------------

                           None

Item 25.                   Indemnification

                           See Article VIII of the Amended and Restated
                           Agreement and Declaration of Trust filed as Exhibit
                           (a)(1) hereto.

                           The Registrant's adviser, Columbia Management Advisors, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.                   Business and Other Connections of Investment Adviser

                           Information regarding the businesses of Columbia Management Advisers, Inc. ("CMA") and its officers and directors is set forth in the Prospectus and in the Statement of Additional Information and is incorporated herein by reference.



Item 27.                   Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Columbia Management Advisers, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust, Liberty Acorn Trust, Galaxy Fund, Galaxy
      VIP Fund, and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Fund, Columbia Special Fund, Columbia Strategic Value Fund and Columbia Technology Fund.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Lewis E.       V.P.                  Asst. Secretary

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              None

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Couto, Scott           V.P.                  None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jarstfer, Marlys       V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Loewenberg, Jean       Clerk                 Secretary

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Miller, Greg           V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Owen, Stephanie        V.P.                  None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     President

Penitsch, Marilyn      V.P.                  None

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Soares, Jeffrey        V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Yates, Susan           V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.





Item 28.                   Location of Accounts and Records

                           Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment advisor, Columbia Management Advisors, Inc., Registrant's administrator, Columbia Management Advisors, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111. The Registrant's investment advisor's address is 100 Federal Street, Boston, MA 02110. The Registrant's custodian's address is 225 Franklin Street, Boston, MA 02110.

Item 29.                   Management Services

                           See Item 15, Part A and Item 13, Part B

Item 30.                   Undertakings

                           Not applicable.

                                                          ******************

                                                                NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust VII (Trust) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                                              SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust VII, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 24 to its Registration Statement under the Securities Act of 1933 and Amendment No. 27 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 25th day of April, 2003.

                                                     LIBERTY FUNDS TRUST VII



                                                     By:/s/ JOSEPH R. PALOMBO
                                                        ---------------------
                                                            Joseph R. Palombo
                                                            President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                                      TITLE                                   DATE
----------                                      -----                                   ----







/s/JOSEPH R. PALOMBO                            President (chief                        April 25, 2003
   -----------------
   Joseph R. Palombo                            executive officer)


/s/J. KEVIN CONNAUGHTON                         Treasurer (principal financial          April 25, 2003
   --------------------
   J. Kevin Connaughton                         officer)


/s/VICKI L. BENJAMIN                            Controller and Chief Accounting         April 25, 2003
   -----------------
   Vicki L. Benjamin                            Officer (Principal Accounting Officer












DOUGLAS A. HACKER*                              Trustee
------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                           Trustee
---------------------
Janet Langford Kelly


RICHARD W. LOWRY*                               Trustee                             */s/ RUSSELL KANE
-----------------                                                                   -----------------
Richard W. Lowry                                                                         Russell Kane
                                                                                         Attorney-in-fact
                                                                                         For each Trustee
SALVATORE MACERA*                               Trustee                                  April 25, 2003
-----------------
Salvatore Macera


WILLIAM E. MAYER*                               Trustee
-----------------
William E. Mayer


CHARLES R. NELSON*                              Trustee
------------------
Charles R. Nelson


JOHN J. NEUHAUSER*                              Trustee
------------------
John J. Neuhauser


JOSEPH R. PALOMBO*                              Trustee
------------------
Joseph R. Palombo


THOMAS E. STITZEL*                              Trustee
------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                             Trustee
------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                              Trustee
------------------
Anne-Lee Verville



                                  Exhibit Index


(h)(7)Fee Schedule to Appendix I of Pricing and Bookkeeping Agreement
(j)   Consent of Independent Auditors